Fidelity ®

Institutional

Money Market

Funds

Semiannual Report

September 30, 2000

(2_fidelity_logos)(registered trademark)

Contents

Fidelity Institutional Money Market Funds
Schedules of Investments & Financial Statements
Treasury Only Portfolio	<Click Here>
Treasury Portfolio	<Click Here>
Government Portfolio	<Click Here>
Domestic Portfolio	<Click Here>
Money Market Portfolio	<Click Here>
Tax-Exempt Portfolio	<Click Here>
Notes to Financial Statements	<Click Here>

Fund Goals:

Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, and Money Market Portfolio seek to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Tax-Exempt Portfolio seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with a portfolio of high-quality, short-term municipal obligations selected on the basis of liquidity and stability of principal.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

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Semiannual Report

Treasury Only Portfolio

Investments September 30, 2000

(Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 98.8%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
U.S. Treasury Bills - 55.6%
10/12/00	6.00%	$ 22,100,000	$ 22,060,057
10/12/00	6.21	613,000	611,846
11/2/00	6.16	63,853,000	63,508,561
11/2/00	6.17	70,000,000	69,621,889
11/2/00	6.20	49,642,000	49,371,506
11/9/00	6.18	1,270,000	1,261,614
11/9/00	6.29	20,000,000	19,867,400
11/16/00	6.17	7,599,000	7,539,964
11/16/00	6.18	80,000,000	79,377,468
11/16/00	6.20	50,000,000	49,609,958
11/24/00	6.20	43,725,000	43,324,888
11/24/00	6.21	44,178,000	43,773,182
11/30/00	6.21	25,000,000	24,745,417
11/30/00	6.23	50,000,000	49,488,750
11/30/00	6.24	25,000,000	24,744,167
12/7/00	6.06	30,935,000	30,590,423
12/7/00	6.07	20,000,000	19,777,039
1/4/01	6.15	8,295,000	8,167,934
2/1/01	6.29	10,000,000	9,791,754
2/1/01	6.32	25,000,000	24,477,250
2/8/01	6.25	40,000,000	39,124,667
2/22/01	6.27	40,000,000	39,027,200
2/22/01	6.29	17,756,000	17,322,754
3/1/01	6.28	20,000,000	19,489,117
3/29/01	6.20	12,216,000	11,846,870
			768,521,675
U.S. Treasury Notes - 33.6%
10/31/00	6.17	10,000,000	9,981,465
10/31/00	6.18	20,000,000	19,961,969
10/31/00	6.20	20,000,000	19,961,748
10/31/00	6.21	20,000,000	19,961,527
10/31/00	6.42	25,000,000	24,949,034
10/31/00	6.46	10,000,000	9,993,148
10/31/00	6.48	20,000,000	19,959,375
10/31/00	6.63	35,000,000	34,924,805
11/15/00	6.11	20,000,000	20,049,805
11/15/00	6.14	10,000,000	10,024,782
11/15/00	6.48	10,000,000	9,989,648
11/15/00	6.52	38,504,000	38,462,434
11/30/00	6.13	10,000,000	9,972,553
11/30/00	6.14	60,206,000	60,033,932
11/30/00	6.16	20,000,000	19,944,135
11/30/00	6.18	10,000,000	9,971,680
11/30/00	6.23	2,422,000	2,418,951
1/31/01	6.20	40,000,000	39,756,344
1/31/01	6.22	20,000,000	19,877,249
2/28/01	6.13	50,000,000	49,876,186
2/28/01	6.29	15,000,000	14,953,870
			465,024,640
U.S. Treasury Notes - coupon STRIPS - 1.8%
11/15/00	6.05	25,000,000	24,811,276

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
U.S. Treasury Notes - Principal Strips - 7.8%
11/15/00	6.17%	$ 20,000,000	$ 19,846,875
11/15/00	6.21	25,000,000	24,810,418
2/15/01	6.23	15,000,000	14,653,250
2/15/01	6.71	20,000,000	19,511,515
5/15/01	6.31	10,000,000	9,620,102
5/15/01	6.47	10,000,000	9,614,105
5/15/01	6.86	10,000,000	9,596,622
			107,652,887
TOTAL INVESTMENT PORTFOLIO - 98.8%	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	1,366,010,478
NET OTHER ASSETS - 1.2%	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	16,787,952
NET ASSETS - 100%	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	$ 1,382,798,430
Total Cost for Income Tax Purposes	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	$ 1,366,010,478
Income Tax Information
At March 31, 2000, the fund had a capital loss carryforward of approximately $76,000 of which $16,000 and $60,000 will expire on March 31, 2004 and 2005, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Only Portfolio

Financial Statements

Statement of Assets and Liabilities

	September 30, 2000 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule		$ 1,366,010,478
Cash		90,055
Receivable for investments sold		75,797,096
Interest receivable		9,044,162
Total assets		1,450,941,791
Liabilities
Payable for investments purchased	$ 63,978,745
Share transactions in process	2,082
Distributions payable	3,906,333
Accrued management fee	161,421
Distribution fees payable	38,616
Other payables and accrued expenses	56,164
Total liabilities		68,143,361
Net Assets		$ 1,382,798,430
Net Assets consist of:
Paid in capital		$ 1,382,905,835
Accumulated net realized gain (loss) on investments		(107,405)
Net Assets		$ 1,382,798,430
Class I: Net Asset Value, offering price and redemption price per share ($1,166,610,314 ÷ 1,166,530,051 shares)		$1.00
Class II: Net Asset Value, offering price and redemption price per share ($59,954,579 ÷ 59,950,453 shares)		$1.00
Class III: Net Asset Value, offering price and redemption price per share ($156,233,537 ÷ 156,222,789 shares)		$1.00

Statement of Operations

	Six months ended September 30, 2000 (Unaudited)
Interest Income		$ 40,618,318
Expenses
Management fee	$ 1,333,690
Transfer agent fees
Class I	141,099
Class II	8,349
Class III	20,467
Distribution fees
Class II	45,453
Class III	189,788
Accounting fees and expenses	70,237
Non-interested trustees' compensation	2,303
Custodian fees and expenses	15,039
Registration fees	55,899
Audit	8,202
Legal	2,237
Miscellaneous	352
Total expenses before reductions	1,893,115
Expense reductions	(338,139)	1,554,976
Net interest income		39,063,342
Net Realized Gain (Loss) on Investments		168,853
Net increase in net assets resulting from operations		$ 39,232,195

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended September 30, 2000 (Unaudited)	Year ended March 31, 2000
Operations Net interest income	$ 39,063,342	$ 60,414,936
Net realized gain (loss)	168,853	(100,220)
Net increase (decrease) in net assets resulting from operations	39,232,195	60,314,716
Distributions to shareholders from net interest income:
Class I	(33,047,955)	(53,615,575)
Class II	(1,731,219)	(2,174,437)
Class III	(4,284,168)	(4,624,924)
Total distributions	(39,063,342)	(60,414,936)
Share transactions - net increase (decrease) at net asset value of $1.00 per share:
Class I	33,138,269	183,520,627
Class II	7,497,384	(5,321,260)
Class III	(4,848,197)	60,242,162
Total share transactions	35,787,456	238,441,529
Total increase (decrease) in net assets	35,956,309	238,341,309
Net Assets
Beginning of period	1,346,842,121	1,108,500,812
End of period	$ 1,382,798,430	$ 1,346,842,121

Financial Highlights - Class I

	Six months ended September 30, 2000	Years ended March 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net interest income	.029	.049	.049	.052	.050	.054
Less Distributions
From net interest income	(.029)	(.049)	(.049)	(.052)	(.050)	(.054)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	2.98%	4.98%	4.99%	5.33%	5.17%	5.56%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,166,610	$ 1,133,330	$ 949,894	$ 942,561	$ 1,156,667	$ 1,361,050
Ratio of expenses to average net assets	.20% A, D	.20% D	.20% D	.20% D	.20% D	.20% D
Ratio of net interest income to average net assets	5.89% A	4.90%	4.87%	5.20%	5.05%	5.41%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

	Six months ended September 30, 2000	Years ended March 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996 D

Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net interest income	.029	.047	.047	.051	.049	.020
Less Distributions
From net interest income	(.029)	(.047)	(.047)	(.051)	(.049)	(.020)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	2.91%	4.83%	4.84%	5.18%	5.01%	2.04%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 59,955	$ 52,450	$ 57,776	$ 36,847	$ 56,502	$ 102
Ratio of expenses to average net assets	.35% A, E	.35% E	.35% E	.35% E	.35% E	.35% A, E
Ratio of expenses to average net assets after expense reductions	.35% A	.35%	.35%	.35%	.34% F	.35% A
Ratio of net interest income to average net assets	5.71% A	4.73%	4.73%	5.05%	4.94%	5.03% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period November 6, 1995 (commencement of sale of Class II shares) to March 31, 1996.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Financial Highlights - Class III

	Six months ended September 30, 2000	Years ended March 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996 D
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net interest income	.028	.046	.046	.050	.048	.020
Less Distributions
From net interest income	(.028)	(.046)	(.046)	(.050)	(.048)	(.020)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	2.86%	4.72%	4.73%	5.07%	4.90%	2.00%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 156,234	$ 161,062	$ 100,831	$ 100,465	$ 36,006	$ 4,097
Ratio of expenses to average net assets	.45% A, E	.45% E	.45% E	.45% E	.45% E	.45% A, E
Ratio of net interest income to average net assets	5.64% A	4.70%	4.56%	4.96%	4.82%	4.86% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period November 6, 1995 (commencement of sale of Class III shares) to March 31, 1996.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

semiannual Report

Treasury Portfolio

Investments September 30, 2000

(Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 10.1%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
U.S. Treasury Notes - 2.5%
11/15/00	6.48%	$ 150,000,000	$ 149,843,261
1/31/01	6.61	25,000,000	24,815,286
5/31/01	6.28	35,000,000	35,020,361
			209,678,908
U.S. Treasury Notes - Principal Strips - 7.6%
2/15/01	6.25	50,000,000	48,868,697
2/15/01	6.32	35,000,000	34,201,081
2/15/01	6.71	50,000,000	48,778,787
5/15/01	6.31	70,000,000	67,340,711
5/15/01	6.40	40,000,000	38,465,394
5/15/01	6.42	70,000,000	67,316,727
5/15/01	6.43	40,000,000	38,466,281
5/15/01	6.45	90,000,000	86,539,833
5/15/01	6.47	100,000,000	96,141,047
5/15/01	6.55	50,000,000	48,047,691
5/15/01	6.86	20,000,000	19,193,244
8/15/01	6.29	50,000,000	47,374,719
			640,734,212
TOTAL U.S. TREASURY OBLIGATIONS			850,413,120
Repurchase Agreements - 89.9%
	Maturity Amount
In a joint trading account (U.S. Treasury Obligations) dated:
8/7/00 due 12/1/00 At 6.5%	$ 153,141,667	150,000,000
8/22/00 due 11/15/00 At 6.46%	203,050,556	200,000,000
8/29/00 due 11/28/00 At 6.45%	203,260,833	200,000,000
9/20/00 due 3/12/01 At 6.45%	206,199,167	200,000,000
9/22/00 due 3/21/01 At 6.45%	206,450,000	200,000,000
9/29/00 due 10/2/00 At:
6.51%	826,462,823	826,015,000
6.54%	5,443,965,545	5,441,000,000
6.54%	330,488,060	330,308,000
TOTAL REPURCHASE AGREEMENTS		7,547,323,000
TOTAL INVESTMENT PORTFOLIO - 100.0%	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	8,397,736,120
NET OTHER ASSETS - 0.0%	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	3,327,101
NET ASSETS - 100%	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	$ 8,401,063,221
Total Cost for Income Tax Purposes	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	$ 8,397,73
Income Tax Information
At March 31, 2000, the fund had a capital loss carryforward of approximately $410,000 of which $194,000 and $216,000 will expire on March 31, 2003 and 2008, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Portfolio

Financial Statements

Statement of Assets and Liabilities

	September 30, 2000 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $7,547,323,000) - See accompanying schedule		$ 8,397,736,120
Receivable for investments sold		25,000,000
Interest receivable		11,992,106
Total assets		8,434,728,226
Liabilities
Payable to custodian bank	$ 194
Share transactions in process	3,647,393
Distributions payable	27,923,472
Accrued management fee	1,054,823
Distribution fees payable	723,046
Other payables and accrued expenses	316,077
Total liabilities		33,665,005
Net Assets		$ 8,401,063,221
Net Assets consist of:
Paid in capital		$ 8,400,984,656
Accumulated net realized gain (loss) on investments		78,565
Net Assets		$ 8,401,063,221
Class I: Net Asset Value, offering price and redemption price per share ($4,571,928,292 ÷ 4,571,838,445 shares)		$1.00
Class II: Net Asset Value, offering price and redemption price per share ($375,474,583 ÷ 375,467,204 shares)		$1.00
Class III: Net Asset Value, offering price and redemption price per share ($3,453,660,346 ÷ 3,453,592,475 shares)		$1.00

Statement of Operations

	Six months ended September 30, 2000 (Unaudited)
Interest Income		$ 260,758,233
Expenses
Management fee	$ 8,222,772
Transfer agent fees
Class I	534,425
Class II	49,138
Class III	403,205
Distribution fees
Class II	328,017
Class III	4,116,421
Accounting fees and expenses	329,248
Non-interested trustees' compensation	14,304
Custodian fees and expenses	13,318
Registration fees	109,744
Audit	21,632
Legal	13,309
Miscellaneous	4,334
Total expenses before reductions	14,159,867
Expense reductions	(1,492,657)	12,667,210
Net interest income		248,091,023
Net Realized Gain (Loss) on Investments		594,850
Net increase in net assets resulting from operations		$ 248,685,873

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended September 30, 2000 (Unaudited)	Year ended March 31, 2000
Operations Net interest income	$ 248,091,023	$ 378,318,835
Net realized gain (loss)	594,850	(113,301)
Net increase (decrease) in net assets resulting from operations	248,685,873	378,205,534
Distributions to shareholders from net interest income:
Class I	(137,771,652)	(216,051,611)
Class II	(12,994,680)	(18,507,211)
Class III	(97,324,691)	(143,760,013)
Total distributions	(248,091,023)	(378,318,835)
Share transactions - net increase (decrease) at net asset value of $1.00 per share:
Class I	110,207,866	526,037,130
Class II	(98,060,625)	100,777,594
Class III	329,263,446	202,474,170
Total share transactions	341,410,687	829,288,894
Total increase (decrease) in net assets	342,005,537	829,175,593
Net Assets
Beginning of period	8,059,057,684	7,229,882,091
End of period	$ 8,401,063,221	$ 8,059,057,684

Financial Highlights - Class I

	Six months ended September 30, 2000	Years ended March 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net interest income	.031	.050	.051	.054	.052	.056
Less Distributions
From net interest income	(.031)	(.050)	(.051)	(.054)	(.052)	(.056)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	3.13%	5.12%	5.19%	5.55%	5.30%	5.79%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 4,571,928	$ 4,461,393	$ 3,935,421	$ 4,498,484	$ 5,598,330	$ 7,134,049
Ratio of expenses to average net assets	.20% A, D	.20% D	.20% D	.20% D	.20% D	.20% D
Ratio of net interest income to average net assets	6.13% A	5.00%	5.05%	5.41%	5.17%	5.61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

	Six months ended September 30, 2000	Years ended March 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996 D
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net interest income	.030	.049	.049	.053	.050	.021
Less Distributions
From net interest income	(.030)	(.049)	(.049)	(.053)	(.050)	(.021)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	3.05%	4.97%	5.03%	5.40%	5.14%	2.14%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 375,475	$ 473,503	$ 372,734	$ 410,383	$ 89,801	$ 40,470
Ratio of expenses to average net assets	.35% A, E	.35% E	.35% E	.35% E	.35% E	.35% A, E
Ratio of net interest income to average net assets	5.94% A	4.89%	4.91%	5.25%	5.01%	5.18% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period Novermber 6, 1995 (commencement of sale of Class II shares) to March 31, 1996.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

Financial Highlights - Class III

	Six months ended September 30, 2000	Years ended March 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net interest income	.030	.048	.048	.052	.049	.054
Less Distributions
From net interest income	(.030)	(.048)	(.048)	(.052)	(.049)	(.054)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	3.00%	4.86%	4.93%	5.29%	5.03%	5.50%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 3,453,660	$ 3,124,162	$ 2,921,727	$ 2,998,996	$ 3,624,195	$ 1,435,302
Ratio of expenses to average net assets	.45% A, D	.45% D	.45% D	.45% D	.45% D	.46% D
Ratio of net interest income to average net assets	5.91% A	4.74%	4.81%	5.17%	4.93%	5.28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

semiannual Report

Government Portfolio

Investments September 30, 2000

(Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 66.9%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Fannie Mae - 33.7%
Agency Coupons - 12.6%
10/2/00	6.48% (a)	$ 175,000,000	$ 174,895,406
10/2/00	6.49 (a)	250,000,000	249,858,599
10/2/00	6.53 (a)	110,000,000	109,985,836
11/13/00	6.46 (a)	200,000,000	199,980,082
2/16/01	6.48	55,775,000	55,751,236
3/1/01	6.55	53,000,000	52,997,588
3/20/01	6.49	84,000,000	83,987,911
			927,456,658
Discount Notes - 21.1%
11/2/00	6.55	375,000,000	372,853,333
11/2/00	6.68	80,000,000	79,540,622
11/9/00	6.84	100,000,000	99,284,188
11/22/00	6.90	123,454,000	122,263,113
11/30/00	6.54	475,000,000	469,907,999
11/30/00	6.85	50,000,000	49,448,333
12/1/00	6.56	50,000,000	49,453,542
12/28/00	6.51	75,000,000	73,825,750
2/15/01	6.61	50,000,000	48,781,271
2/22/01	6.63	100,000,000	97,436,000
5/10/01	7.20	100,000,000	95,874,667
			1,558,668,818
Federal Home Loan Bank - 14.0%
Agency Coupons - 11.8%
10/2/00	6.63 (a)	100,000,000	99,998,319
10/3/00	6.74 (a)	150,000,000	149,987,260
10/4/00	6.49 (a)	125,000,000	124,999,191
10/4/00	6.61 (a)	250,000,000	249,998,591
10/15/00	6.54 (a)	125,000,000	124,995,967
2/7/01	6.48	119,000,000	118,906,765
			868,886,093
Discount Notes - 2.2%
11/1/00	6.55	75,000,000	74,584,083
2/23/01	6.57	42,965,000	41,862,649
2/23/01	6.58	49,571,000	48,297,163
			164,743,895
Freddie Mac - 19.2%
Agency Coupons - 4.7%
10/2/00	6.47 (a)	30,000,000	29,973,697
10/3/00	6.61 (a)	125,000,000	124,926,367
10/10/00	6.53 (a)	194,000,000	193,949,141
			348,849,205

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Discount Notes - 14.5%
10/24/00	6.51%	$ 200,000,000	$ 199,176,472
10/24/00	6.52	100,000,000	99,587,278
11/9/00	6.85	85,000,000	84,390,869
11/9/00	6.86	50,000,000	49,640,875
11/22/00	6.53	225,000,000	222,913,500
12/28/00	6.51	67,910,000	66,846,756
2/1/01	6.67	127,445,000	124,636,431
2/7/01	6.50	75,000,000	73,360,625
3/1/01	6.60	75,000,000	72,989,813
5/24/01	7.22	80,000,000	76,485,444
			1,070,028,063
TOTAL FEDERAL AGENCIES			4,938,632,732
Repurchase Agreements - 33.3%
	Maturity Amount
In a joint trading account:
(U.S. Government Obligations) dated:
9/5/00 due 11/3/00 At 6.56%	$ 303,225,333	300,000,000
9/7/00 due 11/6/00 At 6.54%	126,362,500	125,000,000
9/18/00 due 11/22/00 At 6.53%	354,126,597	350,000,000
9/29/00 due 10/2/00 At 6.67%	1,581,878,221	1,581,000,000
(U.S. Treasury Obligations) dated 9/29/00 due 10/2/00 At:
6.51%	62,485,858	62,452,000
6.54%	43,861,897	43,838,000
TOTAL REPURCHASE AGREEMENTS		2,462,290,000
TOTAL INVESTMENT PORTFOLIO - 100.2%	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	7,400,922,732
NET OTHER ASSETS - (0.2)%	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	(11,929,198)
NET ASSETS - 100%	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	$ 7,388,993,534
Total Cost for Income Tax Purposes	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	$ 7,400,922,732
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

Income Tax Information

At March 31, 2000, the fund had a capital loss carryforward of approximately $902,000 of which $145,000, $746,000 and $11,000 will expire on March 31, 2002, 2003 and 2004, respectively. Of the loss carryforwards expiring on March 31, 2002 and 2003, $16,000 and $1,000, respectively, was acquired in the merger and is available to offset future capital gains of the fund to the extent provided by regulations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Government Portfolio

Financial Statements

Statement of Assets and Liabilities

	September 30, 2000 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $2,462,290,000) - See accompanying schedule		$ 7,400,922,732
Cash		547
Interest receivable		23,463,495
Total assets		7,424,386,774
Liabilities
Share transactions in process	$ 17,228,455
Distributions payable	16,800,924
Accrued management fee	849,558
Distribution fees payable	254,160
Other payables and accrued expenses	260,143
Total liabilities		35,393,240
Net Assets		$ 7,388,993,534
Net Assets consist of:
Paid in capital		$ 7,389,849,929
Accumulated net realized gain (loss) on investments		(856,395)
Net Assets		$ 7,388,993,534
Class I: Net Asset Value, offering price and redemption price per share ($5,881,312,872 ÷ 5,881,532,069 shares)		$1.00
Class II: Net Asset Value, offering price and redemption price per share ($391,657,503 ÷ 391,672,102 shares)		$1.00
Class III: Net Asset Value, offering price and redemption price per share ($1,116,023,159 ÷ 1,116,064,753 shares)		$1.00

Statement of Operations

	Six months ended September 30, 2000 (Unaudited)
Interest Income		$ 243,076,953
Expenses
Management fee	$ 7,551,888
Transfer agent fees
Class I	741,386
Class II	62,548
Class III	142,704
Distribution fees
Class II	331,265
Class III	1,293,729
Accounting fees and expenses	304,316
Non-interested trustees' compensation	13,501
Custodian fees and expenses	34,387
Registration fees	328,096
Audit	18,395
Legal	12,965
Miscellaneous	1,438
Total expenses before reductions	10,836,618
Expense reductions	(1,659,978)	9,176,640
Net interest income		233,900,313
Net Realized Gain (Loss) on Investments		46,060
Net increase in net assets resulting from operations		$ 233,946,373

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Government Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended September 30, 2000 (Unaudited)	Year ended March 31, 2000
Operations Net interest income	$ 233,900,313	$ 343,882,124
Net realized gain (loss)	46,060	68,022
Net increase (decrease) in net assets resulting from operations	233,946,373	343,950,146
Distributions to shareholders from net interest income:
Class I	(189,325,657)	(272,808,629)
Class II	(13,452,486)	(23,748,922)
Class III	(31,122,170)	(47,324,573)
Total distributions	(233,900,313)	(343,882,124)
Share transactions - net increase (decrease) at net asset value of $1.00 per share:
Class I	(151,964,655)	1,136,381,651
Class II	(115,757,803)	87,724,687
Class III	27,124,393	259,804,627
Total share transactions	(240,598,065)	1,483,910,965
Total increase (decrease) in net assets	(240,552,005)	1,483,978,987
Net Assets
Beginning of period	7,629,545,539	6,145,566,552
End of period	$ 7,388,993,534	$ 7,629,545,539

Financial Highlights - Class I

	Six months ended September 30, 2000	Years ended March 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net interest income	.031	.052	.052	.055	.052	.057
Less Distributions
From net interest income	(.031)	(.052)	(.052)	(.055)	(.052)	(.057)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	3.18%	5.32%	5.31%	5.60%	5.37%	5.84%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 5,881,313	$ 6,033,243	$ 4,896,805	$ 3,528,366	$ 2,810,717	$ 3,064,136
Ratio of expenses to average net assets	.20% A, D	.20% D	.20% D	.20% D	.20% D	.20% D
Ratio of net interest income to average net assets	6.23% A	5.23%	5.18%	5.47%	5.25%	5.69%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

	Six months ended September 30, 2000	Years ended March 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996 E
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net interest income	.031	.050	.050	.053	.051	.021
Less Distributions
From net interest income	(.031)	(.050)	(.050)	(.053)	(.051)	(.021)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	3.10%	5.17%	5.16%	5.45%	5.22%	2.16%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 391,658	$ 507,409	$ 419,679	$ 151,951	$ 108,636	$ 102
Ratio of expenses to average net assets	.35% A, D	.35% D	.35% D	.35% D	.35% D	.35% A, D
Ratio of net interest income to average net assets	6.09% A	5.10%	4.94%	5.32%	5.10%	5.33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

E For the period November 6, 1995 (commencement of sale of Class II shares) to March 31, 1996.

Financial Highlights - Class III

	Six months ended September 30, 2000	Years ended March 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net interest income	.030	.049	.049	.052	.050	.054
Less Distributions
From net interest income	(.030)	(.049)	(.049)	(.052)	(.050)	(.054)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	3.05%	5.06%	5.05%	5.34%	5.11%	5.58%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,116,023	$ 1,088,894	$ 829,083	$ 674,582	$ 658,964	$ 194,489
Ratio of expenses to average net assets	.45% A, D	.45% D	.45% D	.45% D	.45% D	.45% D
Ratio of net interest income to average net assets	6.01% A	4.98%	4.91%	5.21%	5.00%	5.30%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Domestic Portfolio

Investments September 30, 2000

(Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 4.7%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Domestic Certificates Of Deposit - 4.7%
American Express Centurion Bank
10/16/00	6.55%	$ 75,000,000	$ 75,000,000
Citibank NA, New York
11/3/00	6.78	50,000,000	50,000,000
11/15/00	7.02	50,000,000	50,000,000
First Union National Bank, North Carolina
11/21/00	6.48	25,000,000	25,000,000
4/30/01	7.00	75,000,000	75,000,000
5/15/01	7.35	20,000,000	20,000,000
U.S. Bank NA, Minnesota
10/2/00	6.72 (b)	25,000,000	25,000,000
TOTAL CERTIFICATES OF DEPOSIT			320,000,000
Commercial Paper - 46.4%

Asset Securitization Coop. Corp.
10/24/00	6.58	30,000,000	29,875,321
10/25/00	6.56 (b)	50,000,000	49,998,014
11/15/00	6.57	25,000,000	24,797,031
11/20/00	6.56	50,000,000	49,549,306
11/29/00	6.58	20,000,000	19,787,600
Associates Corp. of North America
11/14/00	6.55	50,000,000	49,604,000
2/16/01	6.70	25,000,000	24,374,208
Associates First Capital Corp.
11/6/00	6.56	80,000,000	79,480,800
AT&T Corp.
10/19/00	6.65 (b)	30,000,000	30,000,000
3/26/01	6.70	50,000,000	48,418,444
Bank of America Corp.
11/6/00	6.84	25,000,000	24,834,750
3/12/01	6.72	10,000,000	9,707,950
Bear Stearns Companies, Inc.
12/11/00	6.62	20,000,000	19,743,611
12/13/00	6.59	30,000,000	29,605,800
Centric Capital Corp.
10/4/00	6.58	25,000,000	24,986,438
11/20/00	6.57	30,000,000	29,729,167
12/4/00	6.60	35,000,000	34,596,178
12/14/00	6.58	6,600,000	6,512,088
12/14/00	6.60	9,500,000	9,373,265
CIESCO LP
10/30/00	6.58	100,000,000	99,476,792
11/9/00	6.62	50,000,000	49,647,375
CIT Group, Inc.
11/13/00	6.58	75,000,000	74,417,708
Citibank Credit Card Master Trust I (Dakota Certificate Program)
11/6/00	6.65	43,300,000	43,016,818
11/7/00	6.58	50,000,000	49,665,458

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Citicorp
10/30/00	6.56%	$ 50,000,000	$ 49,738,194
11/27/00	6.57	50,000,000	49,485,417
Citigroup, Inc.
10/30/00	6.57	44,000,000	43,768,548
Corporate Receivables Corp.
10/26/00	6.58	100,000,000	99,548,611
11/14/00	6.61	50,000,000	49,602,778
11/16/00	6.60	40,000,000	39,667,778
CXC, Inc.
10/30/00	6.57	25,000,000	24,868,896
11/7/00	6.60	50,000,000	49,665,972
11/8/00	6.62	20,000,000	19,862,567
11/21/00	6.61	50,000,000	49,539,583
12/7/00	6.60	15,000,000	14,818,821
Delaware Funding Corp.
10/25/00	6.57	25,000,000	24,891,667
11/13/00	6.57	10,599,000	10,516,711
Edison Asset Securitization LLC
10/5/00	6.55	100,000,000	99,927,777
11/8/00	6.56	50,000,000	49,657,208
11/13/00	6.57	20,000,000	19,844,722
11/13/00	6.60	50,000,000	49,611,806
11/29/00	6.59	15,000,000	14,840,208
Enterprise Funding Corp.
12/14/00	6.62	24,281,000	23,956,579
Falcon Asset Securitization Corp.
10/16/00	6.57	70,000,000	69,810,271
10/19/00	6.55	100,000,000	99,674,750
10/24/00	6.56	25,000,000	24,896,021
10/31/00	6.56	25,000,000	24,864,375
10/31/00	6.57	30,000,000	29,836,750
11/9/00	6.57	20,000,000	19,858,733
12/15/00	6.59	10,000,000	9,865,000
Fleet Funding Corp.
11/13/00	6.57	18,932,000	18,785,014
Ford Motor Credit Co.
10/16/00	6.54	100,000,000	99,728,750
GE Capital International Funding, Inc.
2/8/01	6.67	15,000,000	14,648,458
General Electric Capital Corp.
10/26/00	6.57	50,000,000	49,774,653
11/7/00	6.88	50,000,000	49,658,264
11/20/00	7.00	50,000,000	49,531,250
12/18/00	6.57	25,000,000	24,650,083
2/9/01	6.73	25,000,000	24,405,951
2/27/01	6.72	25,000,000	24,327,431
General Electric Capital Services, Inc.
2/7/01	6.72	50,000,000	48,831,833
General Electric Credit Capital Services, Inc.
10/24/00	6.55	22,000,000	21,908,498
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
General Motors Acceptance Corp.
10/31/00	6.55%	$ 30,000,000	$ 29,837,750
2/1/01	6.71	40,000,000	39,108,933
3/2/01	6.72	25,000,000	24,313,889
Household Finance Corp.
10/26/00	6.54	85,000,000	84,616,319
Kitty Hawk Funding Corp.
11/2/00	6.61	100,000,000	99,416,000
Preferred Receivables Funding Corp.
10/27/00	6.54	25,130,000	25,012,029
11/7/00	6.59	20,000,000	19,865,567
11/13/00	6.57	100,000,000	99,222,417
11/16/00	6.57	50,000,000	49,584,083
12/14/00	6.64	9,200,000	9,077,078
Three Rivers Funding Corp.
10/2/00	6.75	5,075,000	5,074,048
10/19/00	6.56	64,099,000	63,890,037
Triple-A One Funding Corp.
10/20/00	6.57	50,294,000	50,120,667
10/26/00	6.57	20,779,000	20,684,773
Variable Funding Capital Corp.
10/12/00	6.59 (b)	15,000,000	15,000,000
11/16/00	6.61	25,000,000	24,792,361
11/22/00	6.62	35,000,000	34,670,883
Ventures Business Trust
12/14/00	6.60	20,000,000	19,733,189
12/27/00	6.60	50,000,000	49,215,792
TOTAL COMMERCIAL PAPER			3,163,303,865
Federal Agencies - 1.9%

Federal Home Loan Bank - 1.0%
Agency Coupons - 1.0%
10/4/00	6.61 (b)	65,000,000	64,999,634
Freddie Mac - 0.9%
Discount Notes - 0.9%
2/1/01	6.57	41,000,000	40,137,087
2/7/01	6.50	25,000,000	24,453,542
			64,590,629
TOTAL FEDERAL AGENCIES			129,590,263
Bank Notes - 7.2%

American Express Centurion Bank
10/2/00	6.68 (b)	50,000,000	50,000,000
10/23/00	6.59 (b)	70,000,000	70,000,000
Bank of America NA
11/2/00	6.63	45,000,000	45,000,000
11/20/00	7.00	19,000,000	19,000,000

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
2/20/01	6.72%	$ 45,000,000	$ 45,000,000
3/21/01	6.75	45,000,000	45,000,000
5/4/01	7.20	50,000,000	50,000,000
Bank One NA, Chicago
10/2/00	6.63 (b)	25,000,000	24,995,301
10/16/00	6.75	25,000,000	25,000,000
10/23/00	6.70 (b)	20,000,000	19,998,924
2/5/01	6.69	50,000,000	50,000,000
First Union National Bank, North Carolina
10/4/00	6.86 (b)	15,000,000	15,000,000
Harris Trust & Savings Bank, Chicago
10/12/00	6.56 (b)	30,000,000	29,991,649
TOTAL BANK NOTES			488,985,874
Medium-Term Notes - 4.6%

Associates Corp. of North America
12/29/00	6.66 (b)	60,000,000	60,000,000
CIESCO LP
10/16/00	6.59 (b)	15,000,000	15,000,000
Ford Motor Credit Co.
10/16/00	6.90 (b)	14,600,000	14,621,100
General Motors Acceptance Corp.
10/30/00	6.56 (b)	30,000,000	29,992,002
General Motors Acceptance Corp. Mortgage Credit
10/2/00	6.68	20,000,000	19,996,311
10/2/00	6.70	75,000,000	74,986,127
Merrill Lynch & Co., Inc.
10/3/00	6.60 (b)	50,000,000	49,997,479
Morgan Stanley Dean Witter & Co.
9/30/00	6.80 (b)	50,000,000	49,999,094
TOTAL MEDIUM-TERM NOTES			314,592,113
Short-Term Notes - 4.4%

GE Life & Annuity Assurance Co.
10/1/00	6.73 (b)(c)	55,000,000	55,000,000
Jackson National Life Insurance Co.
10/1/00	6.93 (b)(c)	10,000,000	10,000,000
Monumental Life Insurance Co.
10/1/00	6.77 (b)(c)	10,000,000	10,000,000
10/1/00	6.80 (b)(c)	10,000,000	10,000,000
New York Life Insurance Co.
10/1/00	6.87 (b)(c)	25,000,000	25,000,000
10/1/00	6.90 (b)(c)	5,000,000	5,000,000
Strategic Money Market Trust Series 2000 A,
10/13/00	6.64 (b)(c)	28,000,000	28,000,000
Strategic Money Market Trust Series 2000 B,
12/13/00	6.66 (a)(b)	20,000,000	20,000,000
Short-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Strategic Money Market Trust Series 2000 E,
10/16/00	6.64% (a)(b)	$ 40,000,000	$ 40,000,000
Transamerica Occidental Life Insurance Co.
12/28/00	6.56 (b)(c)	35,000,000	35,000,000
Travelers Insurance Co.
10/2/00	6.88 (b)(c)	65,000,000	65,000,000
TOTAL SHORT-TERM NOTES			303,000,000
Municipal Securities - 0.7%

Greater Texas Student Ln. Corp. Student Ln. Rev. Bonds Series 2000 B, 6.63% 2/1/40, LOC Student Ln. Marketing Assoc.
10/2/00	6.63 (b)	50,000,000	50,000,000
Repurchase Agreements - 30.1%
	Maturity Amount
In a joint trading account:
(U.S. Government Obligations) dated 9/29/00 due 10/2/00 At:
6.6%	$ 150,082,500	150,000,000
6.67%	200,111,167	200,000,000
(U.S. Treasury Obligations) dated 9/29/00 due 10/2/00 At 6.51%	27,205,742	27,191,000
With:
Bank of America NA At 6.83%, dated 9/29/00 due 10/2/00 (Commercial Paper Obligations) (principal amount $74,867,461) 0% - 7.07%, 10/2/00 - 11/6/00	73,041,549	73,000,000
Goldman Sachs & Co. At 6.82%, dated 9/29/00 due 10/2/00 (Commercial Paper Obligations) (principal amount $322,382,000) 0% - 6.75%, 10/13/00 - 12/7/00	312,177,320	312,000,000
J.P. Morgan Securities At 6.8%, dated 9/29/00 due 10/2/00 (Commercial Paper Obligations) (principal amount $321,515,000) 0%, 10/10/00 - 1/25/01	312,176,800	312,000,000
Lehman Communication Paper At 6.85%, dated 9/29/00 due 10/2/00 (Commercial Paper Obligations) (principal amount $318,241,000) 0%, 10/2/00 - 11/26/01	312,178,100	312,000,000
Merrill Lynch Pierce Fenner & Smith At 6.77%, dated 9/29/00 due 10/2/00 (Commercial Paper Obligations) (principal amount $107,155,000) 0%, 10/2/00 - 3/22/01	100,056,417	100,000,000

	Maturity Amount	Value (Note 1)
Morgan Stanley & Co. At 6.81%, dated 9/29/00 due 10/2/00 (Coporate Obligations) (principal amount $263,867,558) 0% - 7.75%, 10/2/00 - 10/15/34	$ 254,144,145	$ 254,000,000
Salomon Smith Barney At 6.82%, dated 9/29/00 due 10/2/00 (Commercial Paper Obligations) (principal amount $318,916,000) 0% - 6.72%, 10/19/00 - 12/15/00	310,176,183	310,000,000
TOTAL REPURCHASE AGREEMENTS		2,050,191,000
TOTAL INVESTMENT PORTFOLIO - 100.0%	6,819,663,115
NET OTHER ASSETS - 0.0%	(2,613,840)
NET ASSETS - 100%	$ 6,817,049,275
Total Cost for Income Tax Purposes	$ 6,819,663,115
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $60,000,000 or 0.9% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
GE Life & Annuity Assurance Co. 6.73%, 10/1/00	4/6/00	$ 55,000,000
Jackson National Life Insurance Co. 6.93%, 10/1/00	7/6/99	$ 10,000,000
Monumental Life Insurance Co.: 6.77%, 10/1/00	9/17/98	$ 10,000,000
6.80%, 10/1/00	3/12/99	$ 10,000,000
New York Life Insurance Co.: 6.87%, 10/1/00	7/13/00	$ 25,000,000
6.90%, 10/1/00	12/20/99	$ 5,000,000
Strategic Money Market Trust Series 2000 A, 6.64%, 10/13/00	9/7/00	$ 28,000,000
Transamerica Occidental Life Insurance Co. 6.56%, 12/28/00	4/28/00	$ 35,000,000
Travelers Insurance Co. 6.88%, 10/2/00	3/30/00	$ 65,000,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. These securities are subject to legal or contractual restrictions on resale. At the end of the period, restricted securities (excluding Rule 144A issues) amounted to $243,000,000 or 3.6% of net assets.

Income Tax Information

At March 31, 2000, the fund had a capital loss carryforward of approximately $253,000 of which $6,000, $49,000, $32,000, $1,000 and $165,000 will expire on March 31, 2002, 2003, 2005, 2006 and 2008, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Domestic Portfolio

Financial Statements

Statement of Assets and Liabilities

	September 30, 2000 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $2,050,191,000) - See accompanying schedule		$ 6,819,663,115
Cash		859,140
Interest receivable		18,516,893
Total assets		6,839,039,148
Liabilities
Share transactions in process	$ 10,951,176
Distributions payable	9,719,181
Accrued management fee	617,053
Distribution fees payable	404,619
Other payables and accrued expenses	297,844
Total liabilities		21,989,873
Net Assets		$ 6,817,049,275
Net Assets consist of:
Paid in capital		$ 6,817,285,570
Accumulated net realized gain (loss) on investments		(236,295)
Net Assets		$ 6,817,049,275
Class I: Net Asset Value, offering price and redemption price per share ($4,522,761,000 ÷ 4,522,925,606 shares)		$1.00
Class II: Net Asset Value, offering price and redemption price per share ($731,205,503 ÷ 731,232,115 shares		$1.00
Class III: Net Asset Value, offering price and redemption price per share ($1,563,082,772 ÷ 1,563,139,660 shares)		$1.00

Statement of Operations

	Six months ended September 30, 2000 (Unaudited)
Interest Income		$ 201,230,309
Expenses
Management fee	$ 6,124,246
Transfer agent fees
Class I	517,668
Class II	74,467
Class III	183,601
Distribution fees
Class II	429,670
Class III	1,837,401
Accounting fees and expenses	252,038
Non-interested trustees' compensation	10,123
Custodian fees and expenses	48,279
Registration fees	124,805
Audit	18,859
Legal	10,643
Miscellaneous	1,189
Total expenses before reductions	9,632,989
Expense reductions	(1,243,292)	8,389,697
Net interest income		192,840,612
Net Realized Gain (Loss) on Investments		17,517
Net increase in net assets resulting from operations		$ 192,858,129

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Domestic Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended September 30, 2000 (Unaudited)	Year ended March 31, 2000
Operations Net interest income	$ 192,840,612	$ 234,513,972
Net realized gain (loss)	17,517	(165,714)
Net increase (decrease) in net assets resulting from operations	192,858,129	234,348,258
Distributions to shareholders from net interest income:
Class I	(129,690,027)	(174,380,158)
Class II	(18,153,585)	(16,893,455)
Class III	(44,997,000)	(43,240,359)
Total distributions	(192,840,612)	(234,513,972)
Share transactions - net increase (decrease) at net asset value of $1.00 per share:
Class I	160,435,214	2,132,513,496
Class II	415,328,161	(8,754,446)
Class III	121,682,750	844,063,969
Total share transactions	697,446,125	2,967,823,019
Total increase (decrease) in net assets	697,463,642	2,967,657,305
Net Assets
Beginning of period	6,119,585,633	3,151,928,328
End of period	$ 6,817,049,275	$ 6,119,585,633

Financial Highlights - Class I

	Six months ended September 30, 2000	Years ended March 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net interest income	.032	.053	.052	.055	.053	.057
Less Distributions
From net interest income	(.032)	(.053)	(.052)	(.055)	(.053)	(.057)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	3.23%	5.45%	5.37%	5.64%	5.40%	5.85%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 4,522,761	$ 4,362,301	$ 2,229,906	$ 1,170,833	$ 919,554	$ 1,117,917
Ratio of expenses to average net assets	.20% A, D	.20% D	.20% D	.20% D	.20% D	.20% D
Ratio of net interest income to average net assets	6.36% A	5.47%	5.17%	5.50%	5.26%	5.66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

	Six months ended September 30, 2000	Years ended March 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996 E
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net interest income	.031	.052	.051	.054	.051	.021
Less Distributions
From net interest income	(.031)	(.052)	(.051)	(.054)	(.051)	(.021)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	3.15%	5.29%	5.22%	5.49%	5.24%	2.15%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 731,206	$ 315,890	$ 324,648	$ 34,455	$ 4,235	$ 2,105
Ratio of expenses to average net assets	.35% A, D	.35% D	.35% D	.35% D	.35% D	.35% A, D
Ratio of net interest income to average net assets	6.34% A	5.21%	4.92%	5.36%	5.10%	5.20% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

E For the period November 6, 1995 (commencement of sale of Class II shares) to March 31, 1996.

Financial Highlights - Class III

	Six months ended September 30, 2000	Years ended March 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net interest income	.031	.051	.050	.053	.050	.054
Less Distributions
From net interest income	(.031)	(.051)	(.050)	(.053)	(.050)	(.054)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	3.10%	5.19%	5.11%	5.38%	5.13%	5.56%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,563,083	$ 1,441,394	$ 597,374	$ 73,298	$ 121,709	$ 47,396
Ratio of expenses to average net assets	.45% A, D	.45% D	.45% D	.45% D	.45% D	.47% D
Ratio of net interest income to average net assets	6.12% A	5.20%	4.84%	5.26%	5.02%	5.40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Money Market Portfolio

Investments September 30, 2000

(Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 27.2%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Domestic Certificates Of Deposit - 0.4%
U.S. Bank NA, Minnesota
10/2/00	6.72% (b)	$ 65,000,000	$ 65,000,000
London Branch, Eurodollar, Foreign Banks - 16.3%
Abbey National Treasury Services PLC
11/6/00	6.75	75,000,000	75,000,000
11/9/00	6.50	75,000,000	75,000,000
11/27/00	6.60	245,000,000	245,000,000
3/12/01	6.70	300,000,000	300,000,000
5/17/01	7.36	100,000,000	100,000,000
Alliance & Leicester PLC
11/24/00	6.61	50,000,000	50,000,000
Bank of Scotland Treasury Services PLC
11/27/00	6.60	25,000,000	25,000,000
Barclays Bank PLC
10/23/00	6.58	190,000,000	190,000,000
11/6/00	6.58	175,000,000	175,000,000
11/21/00	6.55	95,000,000	95,000,000
Bayerische Hypo-und Vereinsbank AG
10/10/00	6.59	185,000,000	185,000,000
10/19/00	6.75	50,000,000	50,000,000
11/20/00	7.01	75,000,000	75,000,000
Halifax PLC
11/20/00	7.03	50,000,000	50,000,000
12/7/00	6.43	25,000,000	25,000,000
12/18/00	6.51	75,000,000	75,000,000
ING Bank NV
11/8/00	6.51	100,000,000	100,001,006
11/30/00	6.60	100,000,000	100,000,000
3/12/01	6.70	75,000,000	75,000,000
National Australia Bank Ltd.
11/30/00	6.50	50,000,000	50,000,398
Nationwide Building Society
2/14/01	6.70	45,000,000	45,000,000
Northern Rock PLC
10/24/00	6.59	50,000,000	50,000,000
3/7/01	6.71	25,000,000	25,000,527
RaboBank Nederland Coop. Central
11/6/00	6.83	100,000,000	100,000,000
12/18/00	6.52	47,000,000	47,000,000
Societe Generale
12/1/00	6.57	90,000,000	90,000,000
Westdeutsche Landesbank Girozentrale
12/15/00	6.59	150,000,000	150,000,000
			2,622,001,931
New York Branch, Yankee Dollar, Foreign Banks - 10.5%
Bank of Scotland Treasury Services PLC
10/31/00	6.55 (b)	85,000,000	84,966,912
Bayerische Landesbank Girozentrale
12/14/00	6.57	100,000,000	100,001,011

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Canadian Imperial Bank of Commerce
10/2/00	6.62% (b)	$ 200,000,000	$ 199,916,521
Credit Agricole Indosuez
10/10/00	6.59	50,000,000	50,000,000
Credit Communal de Belgique SA
5/3/01	7.10	100,000,000	99,983,364
Deutsche Bank AG
10/10/00	6.55 (b)	100,000,000	99,985,738
Dexia Bank SA
12/14/00	6.57	100,000,000	100,000,000
Dresdner Bank AG
12/29/00	7.05	100,000,000	100,000,000
Merita Bank PLC
3/12/01	6.70	55,000,000	55,000,000
Norddeutsche Landesbank Girozentrale
2/8/01	6.75	40,000,000	39,993,242
RaboBank Nederland Coop. Central
5/8/01	7.15	100,000,000	99,982,993
Royal Bank of Canada
10/2/00	6.62 (b)	100,000,000	99,964,578
Societe Generale
10/10/00	6.60 (b)	125,000,000	124,989,113
Svenska Handelsbanken AB
5/2/01	7.01	55,000,000	54,996,962
5/16/01	7.35	100,000,000	100,005,868
Toronto Dominion Bank
11/17/00	7.00	100,000,000	100,000,000
UBS AG
5/1/01	7.00	170,000,000	169,981,305
			1,679,767,607
TOTAL CERTIFICATES OF DEPOSIT			4,366,769,538
Commercial Paper - 51.9%

Amsterdam Funding Corp.
10/16/00	6.59	15,411,000	15,369,133
10/26/00	6.56	45,000,000	44,796,250
11/6/00	6.57	50,000,000	49,674,000
12/13/00	6.60	30,000,000	29,605,192
12/21/00	6.60	100,000,000	98,538,625
Aspen Funding Corp.
10/24/00	6.56	100,000,000	99,584,083
Asset Securitization Coop. Corp.
10/30/00	6.56 (b)	170,000,000	169,993,050
11/8/00	6.56	50,000,000	49,657,472
11/9/00	6.57	155,000,000	153,908,542
11/14/00	6.56	85,000,000	84,325,761
11/20/00	6.56	50,000,000	49,549,306
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Associates Corp. of North America
11/21/00	6.60%	$ 100,000,000	$ 99,080,583
2/14/01	6.70	65,000,000	63,396,522
Associates First Capital BV
11/9/00	6.56	50,000,000	49,647,917
2/1/01	6.71	50,000,000	48,884,458
AT&T Corp.
10/19/00	6.65 (b)	85,000,000	85,000,000
2/22/01	6.70	160,000,000	155,840,000
Bank of America Corp.
11/6/00	6.84	54,000,000	53,643,060
3/12/01	6.72	75,000,000	72,809,625
Centric Capital Corp.
11/20/00	6.61	50,000,000	49,548,611
12/11/00	6.60	20,000,000	19,744,006
12/14/00	6.58	20,000,000	19,733,600
CIT Group, Inc.
10/23/00	6.57	15,000,000	14,940,417
Citibank Credit Card Master Trust I (Dakota Certificate Program)
10/18/00	6.59	50,000,000	49,846,056
10/23/00	6.59	75,000,000	74,701,167
11/7/00	6.58	100,000,000	99,330,917
11/13/00	6.58	50,000,000	49,611,208
Citicorp
11/6/00	6.56	25,000,000	24,837,500
11/13/00	6.57	100,000,000	99,223,611
Corporate Receivables Corp.
10/2/00	6.58	45,000,000	44,991,863
10/13/00	6.57	95,000,000	94,794,008
10/20/00	6.58	100,000,000	99,656,681
10/24/00	6.55	10,000,000	9,958,472
10/26/00	6.56	25,000,000	24,887,153
10/26/00	6.57	100,000,000	99,545,833
11/15/00	6.57	65,000,000	64,472,688
12/6/00	6.60	100,000,000	98,810,167
12/19/00	6.61	50,000,000	49,287,903
CXC, Inc.
10/11/00	6.59	50,000,000	49,909,583
10/19/00	6.59	100,000,000	99,674,500
10/27/00	6.59	25,000,000	24,882,639
11/14/00	6.60	30,000,000	29,761,667
11/16/00	6.61	50,000,000	49,584,722
12/6/00	6.60	45,000,000	44,464,575
12/7/00	6.60	50,000,000	49,396,069
12/8/00	6.58	58,000,000	57,288,984
12/12/00	6.60	30,000,000	29,610,600
Daimler-Chrysler North America Holding Corp.
10/30/00	6.54	50,000,000	49,738,194
11/22/00	6.60	100,000,000	99,062,556
11/28/00	6.61	50,000,000	49,477,194
12/19/00	6.59	35,000,000	34,502,300

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Delaware Funding Corp.
10/12/00	6.58%	$ 224,497,000	$ 224,050,438
10/24/00	6.58	31,828,000	31,695,622
10/25/00	6.57	126,341,000	125,793,522
Dexia CLF Finance Co.
11/21/00	6.61	120,000,000	118,895,000
11/22/00	6.56	50,000,000	49,531,278
12/14/00	6.59	100,000,000	98,668,000
Dexia Funding North America
10/30/00	6.50	20,000,000	19,900,111
11/29/00	6.44	150,000,000	148,488,125
Edison Asset Securitization LLC
10/10/00	6.60	60,000,000	59,902,200
10/19/00	6.57	101,030,000	100,701,653
11/9/00	6.57	32,444,000	32,215,540
11/14/00	6.58	45,000,000	44,642,500
11/15/00	6.57	50,000,000	49,594,375
11/16/00	6.60	42,021,000	41,671,992
Enterprise Funding Corp.
11/15/00	6.58	38,325,000	38,013,130
12/20/00	6.60	39,440,000	38,871,188
Falcon Asset Securitization Corp.
11/1/00	6.56	83,885,000	83,414,755
11/8/00	6.56	130,605,000	129,707,526
12/15/00	6.59	35,000,000	34,527,500
3/20/01	6.69	15,000,000	14,541,708
GE Capital International Funding, Inc.
2/8/01	6.67	47,000,000	45,898,503
General Electric Capital Corp.
10/26/00	6.57	50,000,000	49,774,653
12/18/00	6.57	75,000,000	73,950,250
General Motors Acceptance Corp.
10/31/00	6.55	100,000,000	99,459,167
Goldman Sachs Group, Inc.
11/13/00	6.60	50,000,000	49,612,403
Heller Financial, Inc.
10/26/00	6.65	25,000,000	24,885,243
10/27/00	6.65	10,000,000	9,952,261
10/30/00	6.64	15,000,000	14,920,371
10/31/00	6.67	25,000,000	24,862,500
ING America Insurance Holdings, Inc.
11/8/00	6.95	15,000,000	14,893,679
International Nederlanden US Funding
3/7/01	6.70	17,000,000	16,519,209
John Deere Capital Corp.
10/27/00	6.56	50,000,000	49,765,278
Jupiter Securitization Corp.
10/18/00	6.55	100,000,000	99,692,111
10/23/00	6.56	66,595,000	66,329,656
10/24/00	6.56	206,980,000	206,117,813
10/25/00	6.56	39,875,000	39,701,544
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Jupiter Securitization Corp. - continued
10/26/00	6.56%	$ 124,325,000	$ 123,762,084
10/31/00	6.57	118,760,000	118,113,748
11/9/00	6.57	100,000,000	99,294,750
Kitty Hawk Funding Corp.
12/1/00	7.08	53,597,000	52,976,719
12/8/00	6.60	20,000,000	19,754,822
12/11/00	6.60	127,060,000	125,433,667
Montauk Funding Corp.
10/24/00	6.57	58,000,000	57,757,657
11/15/00	6.57	100,000,000	99,186,250
12/15/00	6.60	50,000,000	49,323,958
New Center Asset Trust
10/26/00	6.55	50,000,000	49,773,958
10/30/00	6.58	165,000,000	164,136,042
11/22/00	6.61	115,000,000	113,920,278
Newport Funding Corp.
10/19/00	6.56	100,000,000	99,674,500
10/25/00	6.57	25,000,000	24,891,667
Park Avenue Receivables Corp.
11/2/00	6.57	36,864,000	36,650,025
PHH Corp.
10/24/00	6.71	20,000,000	19,914,772
10/27/00	6.75	25,000,000	24,879,208
Preferred Receivables Funding Corp.
10/23/00	6.57	80,570,000	80,249,958
10/23/00	6.58	35,000,000	34,860,865
10/27/00	6.57	100,000,000	99,528,389
11/20/00	6.61	128,002,000	126,846,426
Salomon Smith Barney Holdings, Inc.
10/12/00	6.59	15,000,000	14,970,163
Societe Generale NA
12/26/00	6.69	40,000,000	39,391,311
2/28/01	6.72	100,000,000	97,293,750
Three Rivers Funding Corp.
10/19/00	6.57	50,000,000	49,836,750
Triple-A One Funding Corp.
10/12/00	6.57	19,281,000	19,242,588
10/17/00	6.57	51,449,000	51,299,912
10/25/00	6.56	41,659,000	41,477,922
Unifunding, Inc.
11/20/00	6.55	45,000,000	44,595,000
Variable Funding Capital Corp.
10/10/00	6.59	50,000,000	49,918,625
10/12/00	6.59 (b)	50,000,000	50,000,000
11/7/00	6.64	70,000,000	69,530,203
11/9/00	6.57	25,000,000	24,823,958
11/20/00	6.57	50,000,000	49,548,611
11/21/00	6.57	25,000,000	24,769,792
Ventures Business Trust
11/14/00	6.62	60,000,000	59,522,600

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Verizon Global Funding Corp.
11/13/00	6.57%	$ 50,000,000	$ 49,612,403
12/13/00	6.58	25,000,000	24,671,500
Windmill Funding Corp.
10/18/00	6.59	25,000,000	24,922,674
10/19/00	6.56	65,000,000	64,788,425
10/24/00	6.56	75,000,000	74,687,104
10/25/00	6.55	47,506,000	47,299,824
10/27/00	6.57	100,000,000	99,528,389
12/7/00	6.59	35,000,000	34,577,249
TOTAL COMMERCIAL PAPER			8,326,978,323
Bank Notes - 3.2%

Bank of America NA
11/2/00	6.63	130,000,000	130,000,000
11/20/00	7.00	100,000,000	100,000,000
Bank One NA, Chicago
10/16/00	6.75	75,000,000	75,000,000
10/19/00	6.72 (b)	50,000,000	49,998,279
10/23/00	6.70 (b)	80,000,000	79,995,696
First Union National Bank, North Carolina
10/4/00	6.86 (b)	75,000,000	75,000,000
TOTAL BANK NOTES			509,993,975
Master Notes - 2.1%

Goldman Sachs Group, Inc.
10/16/00	6.65 (c)	110,000,000	110,000,000
10/26/00	6.62 (c)	105,000,000	105,000,000
J.P. Morgan Securities, Inc.
10/6/00	6.61 (b)	120,000,000	120,000,000
TOTAL MASTER NOTES			335,000,000
Medium-Term Notes - 4.0%

Associates Corp. of North America
12/29/00	6.66 (b)	160,000,000	160,000,000
Centex Home Mortgage LLC
10/20/00	6.76 (a)(b)	80,000,000	80,000,000
CIESCO LP
10/16/00	6.59 (b)	50,000,000	50,000,000
CIT Group, Inc.
10/2/00	6.61 (b)	70,000,000	69,973,160
General Motors Acceptance Corp.
10/30/00	6.56 (b)	85,000,000	84,977,339
General Motors Acceptance Corp. Mortgage Credit
10/2/00	6.68	30,000,000	29,994,467
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Merrill Lynch & Co., Inc.
10/3/00	6.60% (b)	$ 70,000,000	$ 69,996,471
Morgan Stanley Dean Witter & Co.
9/30/00	6.80 (b)	100,000,000	99,998,189
TOTAL MEDIUM-TERM NOTES			644,939,626
Short-Term Notes - 4.1%

Jackson National Life Insurance Co.
10/1/00	6.93 (b)(c)	47,000,000	47,000,000
Monumental Life Insurance Co.
10/1/00	6.77 (b)(c)	36,000,000	36,000,000
10/1/00	6.80 (b)(c)	55,000,000	55,000,000
New York Life Insurance Co.
10/1/00	6.87 (b)(c)	60,000,000	60,000,000
10/1/00	6.90 (b)(c)	39,000,000	39,000,000
12/1/00	6.81 (b)(c)	37,000,000	37,000,000
Pacific Life Insurance Co.
12/8/00	6.76 (b)(c)	20,000,000	20,000,000
RACERS Series 00 10MM,
10/23/00	6.64 (a)(b)	70,000,000	70,000,000
Strategic Money Market Trust Series 2000 A,
10/13/00	6.64 (b)(c)	139,000,000	139,000,000
Strategic Money Market Trust Series 2000 B,
12/13/00	6.66 (a)(b)	57,000,000	57,000,000
Transamerica Occidental Life Insurance Co.
12/28/00	6.56 (b)(c)	95,000,000	95,000,000
TOTAL SHORT-TERM NOTES			655,000,000
Time Deposits - 3.7%

Caisse des Depots et Consignations
10/2/00	6.75	150,000,000	150,000,000
UBS AG
10/2/00	6.63	440,000,000	439,999,995
TOTAL TIME DEPOSITS			589,999,995
Repurchase Agreements - 3.5%
	Maturity Amount	Value (Note 1)
In a joint trading account (U.S. Treasury Obligations) dated 9/29/00 due 10/2/00 At 6.54%	$ 6,260,411	$ 6,257,000
With:
Deutsche Bank Securities, Inc. At 6.83%, dated 9/29/00 due 10/2/00 (Corporate Obligations) (principal amount $553,228,002) 0% - 9.12%, 10/1/02 - 3/15/33	300,170,750	300,000,000
Goldman Sachs & Co. At 6.82%, dated 9/29/00 due 10/2/00 (Commercial Paper Obligations) (principal amount $113,615,000) 0%, 10/20/00 - 12/12/00	110,062,517	110,000,000
Lehman Communication Paper At 6.85%, dated 9/29/00 due 10/2/00 (Commercial Paper Obligations) (principal amount $140,760,000) 0%, 10/2/00 - 1/26/01	138,078,775	138,000,000
TOTAL REPURCHASE AGREEMENTS		554,257,000
TOTAL INVESTMENT PORTFOLIO - 99.7%		15,982,938,457
TOTAL INVESTMENT PORTFOLIO - 99.7%		15,982,938,457
NET OTHER ASSETS - 0.3%		54,812,450
NET ASSETS - 100%		$ 16,037,750,907
Total Cost for Income Tax Purposes		$ 15,982,938,457
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $207,000,000 or 1.3% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Goldman Sachs Group, Inc.: 6.62%, 10/26/00	9/26/00	$ 105,000,000
6.65%, 10/16/00	8/9/00	$ 110,000,000
Jackson National Life Insurance Co. 6.93%, 10/1/00	7/6/99	$ 47,000,000
Monumental Life Insurance Co.: 6.77%, 10/1/00	7/31/98 - 9/17/98	$ 36,000,000
6.80%, 10/1/00	3/12/99	$ 55,000,000
New York Life Insurance Co.: 6.81%, 12/1/00	8/28/00	$ 37,000,000
6.87%, 10/1/00	7/13/00	$ 60,000,000
6.90%, 10/1/00	12/20/99	$ 39,000,000
Pacific Life Insurance Co. 6.76%, 12/8/00	9/8/00	$ 20,000,000
Strategic Money Market Trust Series 2000 A, 6.64%, 10/13/00	9/7/00	$ 139,000,000
Transamerica Occidental Life Insurance Co. 6.56%, 12/28/00	4/28/00	$ 95,000,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. These securities are subject to legal or contractual restrictions on resale. At the end of the period, restricted securities (excluding Rule 144A issues) amounted to $743,000,000 or 4.6% of net assets.

Income Tax Information

At March 31, 2000, the fund had a capital loss carryforward of approximately $2,209,000 of which $317,000, $898,000, $547,000, $245,000, $14,000, $180,000 and $8,000 will expire on March 31, 2001, 2002, 2003, 2004, 2005, 2006 and 2007, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

	September 30, 2000 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $554,257,000) - See accompanying schedule		$ 15,982,938,457
Interest receivable		86,210,500
Other receivables		10,698
Total assets		16,069,159,655
Liabilities
Payable to custodian bank	$ 1,187,690
Share transactions in process	10,917
Distributions payable	27,407,440
Accrued management fee	1,949,546
Distribution fees payable	173,019
Other payables and accrued expenses	680,136
Total liabilities		31,408,748
Net Assets		$ 16,037,750,907
Net Assets consist of:
Paid in capital		$ 16,040,022,292
Accumulated net realized gain (loss) on investments		(2,271,385)
Net Assets		$ 16,037,750,907
Class I: Net Asset Value, offering price and redemption price per share ($15,189,750,963 ÷ 15,191,879,831 shares)		$1.00
Class II: Net Asset Value, offering price and redemption price per share ($164,274,475 ÷ 164,297,500 shares)		$1.00
Class III: Net Asset Value, offering price and redemption price per share ($683,725,469 ÷ 683,821,295 shares)		$1.00

Statement of Operations

	Six months ended September 30, 2000 (Unaudited)
Interest Income		$ 549,679,538
Expenses
Management fee	$ 16,757,142
Transfer agent fees
Class I	1,782,777
Class II	21,240
Class III	93,146
Distribution fees
Class II	128,041
Class III	864,437
Accounting fees and expenses	406,609
Non-interested trustees' compensation	29,817
Custodian fees and expenses	33,522
Audit	36,192
Legal	27,762
Total expenses before reductions	20,180,685
Expense reductions	(4,110,846)	16,069,839
Net interest income		533,609,699
Net Realized Gain (Loss) on Investments		49,685
Net increase in net assets resulting from operations		$ 533,659,384

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Money Market Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2000 (Unaudited)	Year ended March 31, 2000
Increase (Decrease) in Net Assets
Operations Net interest income	$ 533,609,699	$ 811,943,997
Net realized gain (loss)	49,685	(93,341)
Net increase (decrease) in net assets resulting from operations	533,659,384	811,850,656
Distributions to shareholders from net interest income:
Class I	(507,223,027)	(770,963,387)
Class II	(5,231,846)	(7,882,635)
Class III	(21,154,826)	(33,097,975)
Total distributions	(533,609,699)	(811,943,997)
Share transactions - net increase (decrease) at net asset value of $1.00 per share:
Class I	206,052,553	2,215,659,788
Class II	(35,282,245)	109,824,473
Class III	857,875	30,345,612
Total share transactions	171,628,183	2,355,829,873
Total increase (decrease) in net assets	171,677,868	2,355,736,532
Net Assets
Beginning of period	15,866,073,039	13,510,336,507
End of period	$ 16,037,750,907	$ 15,866,073,039

Financial Highlights - Class I

	Six months ended September 30, 2000	Years ended March 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net interest income	.032	.053	.053	.055	.053	.057
Less Distributions
From net interest income	(.032)	(.053)	(.053)	(.055)	(.053)	(.057)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	3.24%	5.47%	5.40%	5.68%	5.43%	5.90%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 15,189,751	$ 14,983,658	$ 12,768,085	$ 9,383,996	$ 8,714,137	$ 6,465,953
Ratio of expenses to average net assets	.18% A, D	.18% D	.18% D	.18% D	.18% D	.18% D
Ratio of net interest income to average net assets	6.38% A	5.36%	5.24%	5.54%	5.31%	5.73%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

	Six months ended September 30, 2000	Years ended March 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996 E
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net interest income	.031	.052	.051	.054	.051	.022
Less Distributions
From net interest income	(.031)	(.052)	(.051)	(.054)	(.051)	(.022)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	3.16%	5.31%	5.24%	5.52%	5.27%	2.17%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 164,274	$ 199,551	$ 89,741	$ 85,990	$ 167,583	$ 64,200
Ratio of expenses to average net assets	.33% A, D	.33% D	.33% D	.33% D	.33% D	.33% A, D
Ratio of net interest income to average net assets	6.13% A	5.17%	5.13%	5.39%	5.16%	5.29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

E For the period November 6, 1995 (commencement of sale of Class II shares) to March 31, 1996.

Financial Highlights - Class III

	Six months ended September 30, 2000	Years ended March 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.00
Income from Investment Operations
Net interest income	.031	.051	.050	.053	.050	.055
Less Distributions
From net interest income	(.031)	(.051)	(.050)	(.053)	(.050)	(.055)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	3.11%	5.20%	5.14%	5.41%	5.17%	5.61%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 683,725	$ 682,865	$ 652,511	$ 487,808	$ 444,048	$ 229,530
Ratio of expenses to average net assets	.43% A, D	.43% D	.43% D	.43% D	.43% D	.45% D
Ratio of net interest income to average net assets	6.12% A	5.10%	4.98%	5.28%	5.06%	5.46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Portfolio

Investments September 30, 2000

(Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.5%
	Principal Amount	Value (Note 1)
Alabama - 3.6%
Anniston Indl. Dev. Board (Pharmacia Corp. Proj.) Series 1992, 5.8%, VRDN (a)	$ 9,100,000	$ 9,100,000
Anniston Solid Waste Disp. Auth. (Pharmacia Corp. Proj.) Series 1992, 5.8%, VRDN (a)	2,230,000	2,230,000
Columbia Ind. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 1999 A, 5.6%, VRDN (a)	9,500,000	9,500,000
Series B, 5.6%, VRDN (a)	1,800,000	1,800,000
Decatur Ind. Dev. Board Poll. Cont. Rev.:
(Monsanto Co. Proj.) Series 1990, 5.8%, (Pharmacia Corp.) VRDN (a)	5,925,000	5,925,000
Rfdg. (Monsanto Co. Proj.):
Series 1992, 5.8%, (Pharmacia Corp.) VRDN (a)	3,500,000	3,500,000
Series 1994, 5.8%, (Pharmacia Corp.) VRDN (a)	3,115,000	3,115,000
Jefferson County Swr. Rev. Participating VRDN Series PA 487R, 5.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,660,000	7,660,000
Mobile Ind. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series C, 4.44%, VRDN (a)	12,000,000	12,000,000
Tarrant City Ind. Dev. Board Rev. Rfdg. (Philip Morris Co., Inc. Proj.) Series 1993, 5.7%, VRDN (a)	2,300,000	2,300,000
Tuscaloosa County Port Auth. Rev. (Capstone Hotel Ltd. Proj.) Series 1989 A, 5.6%, LOC Southtrust Bank NA, VRDN (a)	3,710,000	3,710,000
		60,840,000
Alaska - 1.1%
Alaska Hsg. Fin. Corp.:
Bonds Series 1999 B, 4% 12/1/00 (MBIA Insured)	3,645,000	3,645,000
Participating VRDN:
Series BA 97 F, 5.62% (Liquidity Facility Bank of America NA) (a)(b)	2,100,000	2,100,000
Series FRRI 98 2, 5.6% (Liquidity Facility Bank of New York NA) (a)(b)	3,010,000	3,010,000
Series FRRI 99 2, 5.65% (Liquidity Facility Commerzbank AG) (a)(b)	3,300,000	3,300,000
Series Merlots 99 D, 5.5% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(b)	3,300,000	3,300,000
Valdez Marine Term. Rev. Rfdg. Bonds (Atlantic Richfield Co. Proj.) Series 1994 A, 4.3% tender 10/11/00, CP mode	2,900,000	2,900,000
		18,255,000

	Principal Amount	Value (Note 1)
Arizona - 3.8%
Arizona Health Facilities Auth. Rev. (Arizona Health Care Pooled Fing. Prog.) Series 2000 A, 5.6%, (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	$ 9,200,000	$ 9,200,000
Phoenix Ind. Dev. Auth. Multi-family Hsg. Rev. Rfdg. (Paradise Lakes Apt. Proj.) Series 1995, 5.9%, LOC Gen. Elec. Cap. Corp., VRDN (a)	18,000,000	18,000,000
Pinal County Ind. Dev. Auth. Hosp. Rev. (Casa Grande Med. Ctr. Proj.) Series 1995, 5.7%, LOC Chase Manhattan Bank, VRDN (a)	9,845,000	9,845,000
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev. Series 1997 A:
4.2% 10/12/00, CP	9,000,000	9,000,000
4.2% 10/13/00, CP	8,000,000	8,000,000
4.3% 10/5/00, CP	10,850,000	10,850,000
		64,895,000
Arkansas - 0.2%
Arkansas Hosp. Equip. Fin. Auth. (Arkansas Hosp. Assoc. Pooled Fing. Prog.) Series 1998 A, 5.6%, LOC Bank of America NA, VRDN (a)	2,900,000	2,900,000
Colorado - 0.4%
Denver City & County Arpt. Rev. Participating VRDN:
Series 1997 Q, 5.54% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(b)	2,900,000	2,900,000
Series MSDW 98 153, 5.62% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(b)	4,600,000	4,600,000
		7,500,000
Delaware - 0.5%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 5.6%, VRDN (a)	3,465,000	3,465,000
Delaware Hsg. Auth. Participating VRDN Series PA 39, 5.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,585,000	5,585,000
		9,050,000
District of Columbia - 1.8%
District of Columbia Gen. Oblig. Participating VRDN:
Series ROC 00 2, 5.62% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(b)	21,625,000	21,625,000
Series ROC 2 99 10, 5.62% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(b)	3,965,000	3,965,000
Series ROC 2 99 12, 5.62% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(b)	4,200,000	4,200,000
		29,790,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Florida - 10.7%
Broward County Fin. Auth. Multi-family Hsg. Rev. (Palm Aire-Oxford Proj.) Series 1990, 5.6% (Continental Casualty Co. Guaranteed), VRDN (a)	$ 1,620,000	$ 1,620,000
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series PA 697, 5.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	16,015,000	16,015,000
Series PT 1223, 5.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,000,000	3,000,000
Florida Hsg. Fin. Agcy. Rfdg. (Brandon-Oxford Proj.) Series 1990 C, 5.6% (Continental Casualty Co. Guaranteed), VRDN (a)	1,500,000	1,500,000
Florida State Board Ed. Pub. Ed. Participating VRDN Series SGA 102, 5.6% (Liquidity Facility Societe Generale) (a)(b)	1,600,000	1,600,000
Gainesville Indl. Dev. Rev. (Life South Cmnty. Blood Centers, Inc. Proj.) Series 1999, 5.6%, LOC Suntrust Bank, VRDN (a)	3,200,000	3,200,000
Lakeland Elec. & Wtr. Rev. Rfdg. Bonds First Lien Series B, 6.3% 10/1/00 (FSA Insured)	6,700,000	6,700,000
Lee County Hosp. Board Directors Hosp. Rev. Bonds (Lee Memorial Hosp. Proj.) Series 1997 B, 4.4% tender 11/7/00 (Liquidity Facility Suntrust Bank), CP mode	5,100,000	5,100,000
Lee County Indl. Dev. Auth. Health Care Facilities Rev. (Shell Point Village Proj.) Series 1999 B, 5.5%, LOC Bank of America NA, VRDN (a)	5,700,000	5,700,000
Orange County Health Facilities Auth. Rev.:
Participating VRDN Series PA 95, 5.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,985,000	3,985,000
(Florida Hosp. Assoc. Health Proj.) Series 2000 A, 5.6%, (Liquidity Facility Bank of New York NA), (Liquidity Facility Bank of Nova Scotia), VRDN (a)	8,400,000	8,400,000
Orlando Utils. Commission Wtr. & Elec. Rev. Rfdg. Participating VRDN Series SG 18, 5.25% (Liquidity Facility Societe Generale) (a)(b)	4,365,000	4,365,000
Pinellas County School District TAN 4.65% 6/29/01	47,000,000	47,125,160
Saint Lucie County Poll. Cont. Rev. Rfdg.:
(Florida Pwr. & Lt. Co. Proj.) Series 2000, 5.65%, VRDN (a)	38,000,000	38,000,000
Bonds (Florida Pwr. & Lt. Co. Proj.) Series 1994 A, 4.25% tender 11/17/00, CP mode	17,950,000	17,950,000
Sarasota County Pub. Hosp. District Rev. Bonds (Sarasota Memorial Hosp. Proj.) Series A:
4.3% tender 11/9/00, CP mode	5,700,000	5,700,000
4.35% tender 10/13/00, CP mode	8,200,000	8,200,000

	Principal Amount	Value (Note 1)
Sarasota Edl. Facilities Rev. (Ringling School of Art Proj.) Series 2000, 5.6%, LOC Suntrust Bank, VRDN (a)	$ 1,000,000	$ 1,000,000
Sunshine State Govt. Fing. Commission Rev. Series C, 4.4% 10/2/00 (FGIC Insured) (AMBAC Insured), CP	3,300,000	3,300,000
		182,460,160
Georgia - 5.9%
Atlanta Arpt. Rev. Participating VRDN Series PA 677R, 5.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,100,000	3,100,000
Burke County Ind. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
First Series 1992, 5.5%, VRDN (a)	1,500,000	1,500,000
Third Series 1995, 5.6%, VRDN (a)	3,300,000	3,300,000
Clayton County Hsg. Auth. Multi-family Hsg. Rev. Rfdg. (Partners LP Proj.) Series 1996, 5.4%, LOC Wachovia Bank NA, VRDN (a)	7,215,000	7,215,000
Cobb County Dev. Auth. Poll Cont. Rev. (Georgia Pwr. Co. Plant Proj.) First Series 1991, 5.5%, VRDN (a)	3,500,000	3,500,000
Columbia County Elderly Auth. Residential Care Facilities Rev. (Augusta Residential Ctr. on Aging Proj.) 5.6%, LOC Suntrust Bank, VRDN (a)	6,800,000	6,800,000
De Kalb County Dev. Auth. Rev. (BDS Oglethorpe Univ. Proj.) 5.6%, LOC Suntrust Bank, VRDN (a)	5,515,000	5,515,000
De Kalb County Hsg. Auth. Multi-family Hsg. Rev. (Post Brook Proj.) 5.6% (Fannie Mae Guaranteed), VRDN (a)	2,500,000	2,500,000
Floyd County Dev. Auth. Rev. (Darlington School Proj.) Series 2000, 5.6%, LOC Suntrust Bank, VRDN (a)	3,100,000	3,100,000
Georgia Gen. Oblig. Participating VRDN Series ROC 2 R11, 5.62% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(b)	7,700,000	7,700,000
Georgia Muni. Elec. Auth. Series A, 4.3% 10/24/00, LOC Morgan Guaranty Trust Co., NY, LOC Bayerische Landesbank Girozentrale, CP	9,850,000	9,850,000
Henry County Dev. Auth. Rev. Rfdg. (Georgia-Pacific Corp. Proj.) 5.6%, LOC Suntrust Bank, VRDN (a)	3,000,000	3,000,000
Macon-Bibb County Hosp. Auth. Rev.:
(Central Sr. Health, Inc./Carlyle Proj.) 5.6%, LOC Suntrust Bank, VRDN (a)	3,400,000	3,400,000
(Med. Ctr. of Central Georgia Proj.) 5.6%, LOC Suntrust Bank, VRDN (a)	6,710,000	6,710,000
Metro. Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN Series MSDW 00 227, 5.62% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(b)	5,785,000	5,785,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Georgia - continued
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Autumnbrook Apts. Proj.) Series 1991 A, 5.65%, LOC Amsouth Bank NA, Birmingham, VRDN (a)	$ 5,200,000	$ 5,200,000
South Georgia Hosp. Auth. Rev. (Georgia Alliance Cmnty. Hosp. Proj.) Series 1999 A, 5.6% (AMBAC Insured), VRDN (a)	21,400,000	21,400,000
		99,575,000
Idaho - 0.4%
Caribou County Poll. Cont. Rev. Rfdg. (Pharmacia Corp. Proj.):
Series 1990, 5.8%, VRDN (a)	3,600,000	3,600,000
Series 1994 A, 5.8%, VRDN (a)	3,000,000	3,000,000
		6,600,000
Illinois - 9.2%
Chicago Board of Ed. Participating VRDN Series BA 96 BB, 5.67% (Liquidity Facility Bank of America NA) (a)(b)	9,000,000	9,000,000
Chicago Pub. Bldg. Cmnty. Bldg. Participating VRDN Series PA 473, 5.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,315,000	3,315,000
Chicago Tax Increment Alloc. Rev. (Stockyards Southeast Quad Proj.) Series 1996 B, 5.6%, LOC Northern Trust Co., Chicago, VRDN (a)	11,400,000	11,400,000
Chicago Wtr. Rev. Participating VRDN Series Merlots 00 TT, 5.5% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(b)	2,400,000	2,400,000
Glendale Heights Participating VRDN Series PT 106, 5.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,330,000	1,330,000
Illinois Dev. Fin. Auth. Rev.:
(AMR Pooled Fing. Prog.):
Series 1999 B1, 5.6%, (Shelby Memorial Hosp., II) LOC Harris Trust & Savings Bank, Chicago, VRDN (a)	5,700,000	5,700,000
Series A, 5.6% (Bank of America NA Guaranteed), VRDN (a)	23,170,000	23,170,000
(Local Govt. Fing. Prog.):
Series 1999 A, 5.6% (AMBAC Insured), VRDN (a)	21,200,000	21,200,000
Series 1999 B, 5.6% (AMBAC Insured), VRDN (a)	8,000,000	8,000,000
Illinois Edl. Facilities Auth. Rev. Participating VRDN Series Merlots 97 U, 5.5% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(b)	4,250,000	4,250,000
Illinois Gen. Oblig. Participating VRDN:
Series 001304, 5.62% (Liquidity Facility Citibank NA, New York) (a)(b)	2,300,000	2,300,000

	Principal Amount	Value (Note 1)
Series MSDW 00 257, 5.62% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(b)	$ 3,000,000	$ 3,000,000
Series MSDW 98 143, 5.62% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(b)	20,070,000	20,070,000
Series ROC 00 10, 5.36% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(b)	5,400,000	5,400,000
Illinois Health Facilities Auth. Rev. Rfdg. (Franciscan Eldercare Proj.):
Series 1996 B, 5.5%, LOC Lasalle Bank NA, VRDN (a)	3,150,000	3,150,000
Series 1996 C, 5.5%, LOC Lasalle Bank NA, VRDN (a)	11,000,000	11,000,000
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Bonds Series 1999 B1, 4.2%, tender 12/22/00	1,000,000	1,000,000
Illinois Reg'l. Trans. Auth. Participating VRDN Series SG 82, 5.62% (Liquidity Facility Societe Generale) (a)(b)	17,500,000	17,500,000
Univ. of Illinois Rev. Participating VRDN Series 001301, 5.62% (Liquidity Facility Citibank NA, New York) (a)(b)	3,000,000	3,000,000
		156,185,000
Indiana - 1.5%
Fort Wayne Econ. Dev. Rev. (Edy's Grand Ice Cream Proj.) Series 1985, 5.625%, LOC Bank of America NA, VRDN (a)	3,950,000	3,950,000
Indiana Bond Bank TAN Series 2000 A2, 4.75% 1/18/01, LOC Bank of America NA	9,000,000	9,014,826
Indiana Office Bldg. Communication Cap. Complex Rev. Series A, 4.4% 10/23/00 (Liquidity Facility Bank One NA, Michigan), CP	5,300,000	5,300,000
Indianapolis Gas Util. Sys. Rev. 4.2% (Citizens Gas & Coke) 10/20/00, CP	2,000,000	2,000,000
Richmond Econ. Dev. Rev. Rfdg. (Friends Fellowship Cmnty. Proj.) Series 1993, 5.6%, LOC Bank One, Indiana NA, VRDN (a)	2,400,000	2,400,000
Valparaiso Econ. Dev. Rev. (Indiana Retirement Cmnty. Proj.) 5.6%, LOC Bank One, Indiana NA, VRDN (a)	3,000,000	3,000,000
		25,664,826
Kansas - 1.3%
Burlington Poll. Cont. Rev. Participating VRDN Series FRRI A15, 5.6% (Liquidity Facility Bank of New York NA) (a)(b)	8,000,000	8,000,000
La Cygne Envir. Impt. Rev. Rfdg. (Kansas City Pwr. & Lt. Co. Proj.) Series 1994, 5.6%, VRDN (a)	4,500,000	4,500,000
Sedgwick County Unified School District #259 Bonds 5.5% 9/1/01	8,800,000	8,888,276
		21,388,276
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Kentucky - 3.5%
Jefferson County Poll. Cont. Rev. Rfdg. (Philip Morris Co., Inc. Proj.) Series 1992, 5.65%, VRDN (a)	$ 1,300,000	$ 1,300,000
Jefferson County Retirement Home Rev. (Nazareth Library Proj.) 5.63%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	4,500,000	4,500,000
Kentucky Asset Liability Commission Agcy. Fund Rev. Bonds Series 1998 A:
4.3% tender 10/5/00, LOC Commerzbank AG, CP mode	5,000,000	5,000,000
4.3% tender 10/12/00, LOC Commerzbank AG, CP mode	5,000,000	5,000,000
Kentucky Asset Liability Commission Gen. Fund Rev. TRAN Series A, 5.25% 6/27/01	29,200,000	29,346,156
Louisville & Jefferson County Visitors & Convention Commission Rev. Participating VRDN Series PT 69, 5.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,520,000	3,520,000
Middletown Rev. (Christian Academy Proj.) Series 1997, 5.6%, LOC Bank One, Kentucky NA, VRDN (a)	10,900,000	10,900,000
		59,566,156
Louisiana - 3.1%
Calcasieu Parish Ind. Dev. Board Poll. Cont. Rev. Rfdg. (PPG Industries, Inc. Proj.):
Series 1992, 5.6%, VRDN (a)	10,000,000	10,000,000
Series 1999, 5.5%, VRDN (a)	3,400,000	3,400,000
Jefferson Parish Hosp. Svc. District #2 Participating VRDN Series CDC 99 C, 5.66% (Liquidity Facility Caisse des Depots et Consignations) (a)(b)	3,080,000	3,080,000
Lafayette Econ. Dev. Auth. Ind. Dev. Rev. Rfdg. (Holt County of Louisiana Proj.) 5.895%, LOC Chase Bank of Texas NA, VRDN (a)	3,630,000	3,630,000
Louisiana Gen. Oblig. Participating VRDN Series MSDW 00 217, 5.62% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(b)	11,170,000	11,170,000
Lousiana Local Govt. Envir. Facilities Cmnty. Dev. Auth. Rev. (Shreveport/Independence Proj.) 5.6% (MBIA Insured), VRDN (a)	3,800,000	3,800,000
West Baton Rouge Parish Indl. District #3 Rev. Rfdg. Bonds (Dow Chemical Co. Proj.) Series 1991:
4.3% tender 10/10/00, CP mode	14,200,000	14,200,000
4.4% tender 11/8/00, CP mode	4,000,000	4,000,000
		53,280,000

	Principal Amount	Value (Note 1)
Maryland - 0.3%
Baltimore Gen. Oblig. Rev. Rfdg. Participating VRDN Series SGA 20, 5.7% (Liquidity Facility Societe Generale) (a)(b)	$ 5,500,000	$ 5,500,000
Michigan - 0.9%
Clinton Econ. Dev. Corp. Rev. (Clinton Area Care Ctr. Proj.) 5.62%, LOC Northern Trust Co., Chicago, VRDN (a)	2,100,000	2,100,000
Detroit Swr. Disp. Rev. Participating VRDN Series SG 133, 5.62% (Liquidity Facility Societe Generale) (a)(b)	4,400,000	4,400,000
Detroit Wtr. Supply Sys. Rev. Participating VRDN Series Merlots 00 D, 5.5% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(b)	2,000,000	2,000,000
Michigan Strategic Fund Ltd. Oblig. Rev. Participating VRDN Series MSDW 00 382, 5.62% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(b)	2,000,000	2,000,000
Wayne Charter County Arpt. Rev. Participating VRDN Series SG 122, 5.62% (Liquidity Facility Societe Generale) (a)(b)	5,600,000	5,600,000
		16,100,000
Minnesota - 2.8%
Minneapolis Saint Paul Metro. Arpts. Commission Rev. Participating VRDN Series Merlots 00 ZZ, 5.5% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(b)	3,300,000	3,300,000
Minnesota Hsg. Fin. Agcy. Bonds:
(Residential Hsg. Fin. Prog.) Series PT 114, 4.4%, tender 2/22/01 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	9,440,000	9,440,000
Series 2000 G, 4.35%, tender 8/30/01	7,890,000	7,890,000
Minnetonka Multi-family Hsg. Rev. Rfdg. (Cliffs at Ridgedale Proj.) Series 1995, 5.6% (Fannie Mae Guaranteed), VRDN (a)	21,400,000	21,400,000
Rochester Health Care Facilities Rev. Bonds (Mayo Foundation Proj.) Series 2000 B, 4.35% tender 12/13/00 (Liquidity Facility U.S. Bank NA, Minnesota), CP mode	4,000,000	4,000,000
Saint Paul Port Auth. Indl. Dev. Rev. (Weyerhaeuser Co. Proj.) Series 1993, 5.7%, VRDN (a)	1,800,000	1,800,000
		47,830,000
Mississippi - 0.5%
Mississippi Dev. Bank Spl. Oblig. Participating VRDN Series Merlots 00 HH, 5.5% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(b)	3,100,000	3,100,000
Mississippi Gen. Oblig. Participating VRDN Series 992401, 5.62% (Liquidity Facility Citibank NA, New York) (a)(b)	5,300,000	5,300,000
		8,400,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Missouri - 2.8%
Missouri Envir. Impt. & Energy Resource Auth. Rev. Rfdg. (Kansas City Pwr. & Lt. Co.) Series 1992, 5.6%, VRDN (a)	$ 2,100,000	$ 2,100,000
Missouri Envir. Impt. & Energy Resource Auth. Wtr. Poll. Rev. Participating VRDN Series PA 702, 5.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,010,000	5,010,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. (Saint Louis Univ. Proj.) Series 1999 A, 5.7% (Liquidity Facility Bank of America Nat'l. Trust & Savings Assoc.), VRDN (a)	2,100,000	2,100,000
Missouri Health & Edl. Facilities Auth. Rev.:
Participating VRDN Series CDC 00 H, 5.66% (Liquidity Facility Caisse des Depots et Consignations) (a)(b)	3,530,000	3,530,000
(Missouri Pooled Hosp. Ln. Prog.) Series 1999 A, 5.6% (CDC Fdg. Corp. Guaranteed), VRDN (a)	35,000,000	35,000,000
		47,740,000
Nevada - 0.1%
Clark County School District Participating VRDN Series MSDW 00 378, 5.62% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(b)	2,015,000	2,015,000
New Mexico - 0.6%
Farmington Poll. Cont. Rev. Participating VRDN Series Merlots 00 DD, 5.5% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(b)	3,600,000	3,600,000
New Mexico Hosp. Equip. Ln. Council Rev. (Pooled Ln. Prog.) Series 2000 A, 5.6%, (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	5,800,000	5,800,000
		9,400,000
New York - 1.1%
Nassau County Gen. Oblig. RAN Series 2000 A, 6% 3/20/01, LOC Bank of Nova Scotia, LOC First Union Nat'l. Bank, North Carolina	2,200,000	2,215,116
New York City Transitional Fin. Auth. Rev. Participating VRDN Series Merlots 99 G, 5.45% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(b)	9,695,000	9,695,000
New York State Envir. Facilities Corp. Poll. Cont. Rev. Participating VRDN Series PA 174, 5.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,995,000	4,995,000
New York State Pwr. Auth. Rev. & Gen. Purp. Series 1, 4.3% 10/2/00, CP	1,700,000	1,700,000
		18,605,116
Non State Specific - 0.6%
Stephens Equity Trust I Participating VRDN Series 1996, 5.72%, LOC Bayerische Hypo-und Vereinsbank AG (a)(b)	11,000,000	11,000,000

	Principal Amount	Value (Note 1)
North Carolina - 0.3%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series PA 693, 5.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	$ 3,000,000	$ 3,000,000
North Carolina Gen. Oblig. Participating VRDN Series MSDW 00 249, 5.62% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(b)	2,495,000	2,495,000
North Carolina Med. Care Commission Rev. (Pooled Fing. Prog.) Series 1996 A, 5.55%, (Rowan Reg'l. Med. Ctr., NC) LOC Bank of America NA, VRDN (a)	300,000	300,000
		5,795,000
Ohio - 6.5%
Clinton County Hosp. Rev. (Ohio Hosp. Cap., Inc. Pooled Fing. Prog.):
Series 1998, 5.6%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	10,800,000	10,800,000
Series 2000 A, 5.6%, LOC Nat'l. City Bank, VRDN (a)	10,600,000	10,600,000
Dublin Gen. Oblig. BAN 4.5% 12/15/00	3,000,000	3,001,839
Erie County Health Care Facilities Rev. (Commons of Providence Proj.) Series 1999 B, 5.62%, LOC Bank One NA, VRDN (a)	3,600,000	3,600,000
Greene County Gen. Oblig. BAN 5.25% 3/2/01	3,700,000	3,707,738
Lorain County Hosp. Rev. (Elyria United Methodist Village Proj.) Series 1996 B, 5.6%, LOC Bank One NA, VRDN (a)	3,000,000	3,000,000
Lorain County Independent Living Facilities (Elyria United Methodist Village Proj.) 5.6%, LOC Bank One NA, VRDN (a)	12,520,000	12,520,000
Marion County Hosp. Impt. Rev. (Pooled Lease Prog.) Series 1990, 5.6%, LOC Bank One NA, VRDN (a)	4,770,000	4,770,000
Medina County Hsg. Rev. (The Oaks at Medina Proj.) Series B, 5.6%, LOC Bank One NA, VRDN (a)	2,800,000	2,800,000
Ohio Air Quality Dev. Auth. Rev. Bonds (Cleveland Elec. Co. Proj.) Series 1988 B:
4.2% tender 10/13/00 (FGIC Insured) (Liquidity Facility FGIC-SPI), CP mode	4,500,000	4,500,000
4.3% tender 10/6/00 (FGIC Insured) (Liquidity Facility FGIC-SPI), CP mode	7,395,000	7,395,000
Ohio Higher Edl. Facilities Rev. (Xavier Univ. Proj.) 5.45%, LOC Firstar Bank NA, VRDN (a)	4,000,000	4,000,000
Ohio Higher Edl. Facility Rev. (Pooled Fing. Prog.):
Series 1997, 5.6%, (Ashland Univ.) LOC Fifth Third Bank, Cincinnati, VRDN (a)	12,260,000	12,260,000
Series 1999, 5.6%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	9,700,000	9,700,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Portage County Gen. Oblig. BAN:
(Nursing Home Impt. Proj.) 4.4% 11/30/00	$ 3,700,000	$ 3,702,742
4.5% 11/30/00	4,750,000	4,752,410
Summit County Civic Facilities Rev. (YMCA of Akron Proj.) 5.6%, LOC Key Bank Nat'l. Assoc., VRDN (a)	4,630,000	4,630,000
Summit County Gen. Oblig. BAN 5.5% 5/31/01	3,900,000	3,917,294
		109,657,023
Oklahoma - 1.2%
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma Hosp. Assoc. Proj.):
Series 1999 A, 5.6% (CDC Fdg. Corp. Guaranteed), VRDN (a)	17,900,000	17,900,000
Series 2000 A, 5.6% (CDC Fdg. Corp. Guaranteed), VRDN (a)	3,300,000	3,300,000
		21,200,000
Oregon - 1.8%
Multnomah County School District #1J Portland TRAN 5% 6/29/01	9,000,000	9,038,385
Oregon Gen. Oblig.:
RAN (Veterans Welfare Proj.) Series 1979 B, 4.3% 4/1/01	7,000,000	7,000,000
Series 1973 E, 5.65%, VRDN (a)	6,500,000	6,500,000
Oregon Health Hsg. Edl. & Cultural Facilities Auth. (Hillside Manor Proj.) Series 2000 A, 5.62%, LOC Bank One, Arizona NA, VRDN (a)	5,500,000	5,500,000
Oregon Hsg. & Cmnty. Svcs. Dept. Bonds Series 2000 C, 4.25% 3/29/01	2,000,000	2,000,000
		30,038,385
Pennsylvania - 4.4%
Allegheny County Ind. Dev. Auth. Rev. Rfdg. (Duquesne Lt. Co. Proj.) Series 1999 A, 4.45% (AMBAC Insured), VRDN (a)	5,700,000	5,700,000
Dauphin County Gen. Auth. Rev. (All-Health Pooled Fing. Prog.) Series 1997 B, 5.65% (FSA Insured) (BPA Cr. Suisse First Boston Bank), VRDN (a)	26,330,000	26,330,000
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med. Ctr. Proj.) Series 1996, 5.6%, LOC Kredietbank, VRDN (a)	4,765,000	4,765,000
Emmaus Gen. Auth. Rev. (Pennsylvania Ln. Prog.) Series 2000 A, 5.62% (FSA Insured), VRDN (a)	2,500,000	2,500,000
Lancaster Higher Ed. Auth. College Rev. (Franklin & Marshall College Proj.) 5.62% (BPA Chase Manhattan Bank), VRDN (a)	14,710,000	14,710,000
Lehigh County Ind. Dev. Auth. Rev. (The Keebler Co. Proj.) Series 1992, 5.7%, LOC Bank of Nova Scotia, VRDN (a)	2,740,000	2,740,000

	Principal Amount	Value (Note 1)
Montgomery County Ind. Dev. Auth. Rev. (Gaudenzia Foundation, Inc. Proj.) 5.5%, LOC PNC Bank NA, VRDN (a)	$ 6,120,000	$ 6,120,000
Northeastern Pennsylvania Hosp. & Edl. Auth. Health Care Rev. (Wyoming Valley Health Care Proj.) Series 1994 A, 5.8% (AMBAC Insured), VRDN (a)	3,400,000	3,400,000
Philadelphia Ind. Dev. Rev. (Cliveden-Maplewood Convalescent Ctr., Inc. Proj.) Series 1999, 5.5%, LOC PNC Bank NA, VRDN (a)	2,100,000	2,100,000
Philadelphia Wtr. & Swr. Rev. Participating VRDN Series CDC 97 Q, 5.62% (Liquidity Facility Caisse des Depots et Consignations) (a)(b)	2,000,000	2,000,000
Scranton-Lackawanna Health & Welfare Auth. Rev. (Elan Gardens Proj.) Series 1996, 5.6%, LOC PNC Bank NA, VRDN (a)	4,450,000	4,450,000
		74,815,000
South Carolina - 2.0%
Berkeley County Poll. Cont. Facilities Rev. (Alumax, Inc. Proj.) 5.62% (Alcoa, Inc. Guaranteed), VRDN (a)	7,600,000	7,600,000
South Carolina Hsg. Fin. & Hsg. Dev. Auth. Multi-family Rev. Rfdg.:
(Charleston Oxford Proj.) Series 1990 B, 5.6% (Continental Casualty Co. Guaranteed), VRDN (a)	10,180,000	10,180,000
(Greenville Oxford Proj.) Series 1990 A, 5.6% (Continental Casualty Co. Guaranteed), VRDN (a)	4,855,000	4,855,000
(Richland Oxford Proj.) Series 1990 C, 5.6% (Continental Casualty Co. Guaranteed), VRDN (a)	8,930,000	8,930,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series 004001, 5.36% (Liquidity Facility Citibank NA, New York) (a)(b)	2,000,000	2,000,000
		33,565,000
Tennessee - 2.6%
Jackson Health & Hsg. Facilities Board Multi-family Hsg. Rev. Rfdg. (Post House North Apts. Proj.) 5.7%, (Madison LP) LOC Southtrust Bank NA, VRDN (a)	3,375,000	3,375,000
Johnson City Health & Edl. Hosp. Rev. Participating VRDN Series FRRI 00 A2, 5.6% (Liquidity Facility Bank of New York NA) (a)(b)	4,300,000	4,300,000
Knox County Health & Ed. Hsg. Facilities Board Rev. (Pooled Hosp. Ln. Prog.) Series 1999 A, 5.6% (CDC Fdg. Corp. Guaranteed), VRDN (a)	25,200,000	25,200,000
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. Participating VRDN Series PA 750, 5.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,900,000	3,900,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Tennessee - continued
Memphis Gen. Oblig. Participating VRDN Series SGB 23, 5.62% (Liquidity Facility Societe Generale) (a)(b)	$ 30,000	$ 30,000
Metro. Govt. Nashville & Davidson County Participating VRDN Series SGA 11, 5.7% (Liquidity Facility Societe Generale) (a)(b)	2,100,000	2,100,000
Tusculum Health Ed. & Hsg. Facilities Rev. (Tusculum College Proj.) Series 1998, 5.6%, LOC Suntrust Bank, VRDN (a)	4,900,000	4,900,000
		43,805,000
Texas - 15.9%
Austin Combined Util. Sys. Rev. Participating VRDN Series BA 98 V, 5.62% (Liquidity Facility Bank of America NA) (a)(b)	4,000,000	4,000,000
Austin Hsg. Fin. Corp. Multi-family Hsg. Rev. (Riverchase Proj.) Series 1985 A, 4.54%, LOC Household Fin. Corp., VRDN (a)	6,000,000	6,000,000
Bexar County Health Facilities Dev. Corp. Rev. (Warm Springs Rehabilitation Proj.) Series 1997, 5.6%, LOC Chase Bank of Texas NA, VRDN (a)	6,300,000	6,300,000
Brazos Hbr. Ind. Dev. Corp. Poll. Cont. Rev. Bonds (Dow Chemical Co. Proj.) Series 1986, 4.35% tender 11/8/00, CP mode	2,200,000	2,200,000
Brazos River Hbr. Navigation District of Brazoria County Poll. Cont. Rev. Bonds (Dow Chemical Co. Proj.) Series 1990, 4.3% tender 11/15/00, CP mode	3,000,000	3,000,000
Brazos River Hbr. Navigation District of Brazoria County Rev. Bonds (Dow Chemical Co. Proj.) Series 1991, 4.3% tender 10/10/00, CP mode	6,900,000	6,900,000
Coastal Wtr. Auth. Participating VRDN Series CDC 97 J Class A, 5.66% (Liquidity Facility Caisse des Depots et Consignations) (a)(b)	11,935,000	11,935,000
Comal County Health Facilities Dev. Rev. (McKenna Memorial Health Sys. Proj.) 5.6%, LOC Chase Bank of Texas NA, VRDN (a)	5,200,000	5,200,000
Corpus Christi Util. Sys. Rev. Series A, 4.3% 10/23/00, CP	1,500,000	1,500,000
Granbury Independent School District Participating VRDN Series SG 129, 5.62% (Liquidity Facility Societe Generale) (a)(b)	4,815,000	4,815,000
Grapevine-Colleyville Independent School District Rfdg. Participating VRDN Series SG 69, 5.62% (Liquidity Facility Societe Generale) (a)(b)	6,575,000	6,575,000
Harlandale Independent School District Participating VRDN Series SGA 100, 5.7% (Liquidity Facility Societe Generale) (a)(b)	4,100,000	4,100,000

	Principal Amount	Value (Note 1)
Harris County Gen. Oblig. Participating VRDN Series SG 96, 5.62% (Liquidity Facility Societe Generale) (a)(b)	$ 2,400,000	$ 2,400,000
Harris County Health Facilities Dev. Corp. Rev. (Saint Dominic Village Proj.) Series 2000, 5.6%, LOC Chase Bank of Texas NA, VRDN (a)	5,000,000	5,000,000
Harris County Health Facilities Dev. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 1999 B, 5.6% (FSA Insured), VRDN (a)	10,000,000	10,000,000
Harris County Hosp. District Rev. TRAN 4.54% 2/15/01 (c)	5,800,000	5,800,000
Harris County Ind. Dev. Corp. Ind. Dev. Rev. (Johann Haltermann Proj.) Series 1996 B, 5.6%, LOC Chase Bank of Texas NA, VRDN (a)	1,085,000	1,085,000
Houston Hsg. Fin. Corp. Rfdg. Bonds Series PT 1, 4.4%, tender 2/22/01 (Liquidity Facility BNP Paribas SA) (b)(c)	16,430,000	16,430,000
Hurst Euless Bedford Independent School District Rfdg. Participating VRDN Series SG 98, 5.62% (Liquidity Facility Societe Generale) (a)(b)	6,000,000	6,000,000
Lower Colorado River Auth. Rev. Participating VRDN:
Series 004302, 5.62% (Liquidity Facility Citibank NA, New York) (a)(b)	5,880,000	5,880,000
Series 994302, 5.62% (Liquidity Facility Citibank NA, New York) (a)(b)	6,000,000	6,000,000
Series PA 575, 5.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,495,000	7,495,000
North Central Texas Health Facilities Dev. Corp. Rev. Bonds (Dallas Methodist Hosp. Proj.) Series 1998:
4.3% tender 10/13/00 (AMBAC Insured) (Liquidity Facility Dexia Cr. Local de France), CP mode	3,300,000	3,300,000
4.35% tender 12/8/00 (AMBAC Insured) (Liquidity Facility Dexia Cr. Local de France), CP mode	10,600,000	10,600,000
North East Texas Independent School District Participating VRDN Series PT 1249, 5.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	9,170,000	9,170,000
Plano Health Facilities Dev. Corp. Hosp. Rev. Bonds (Childrens & Presbyterian Health Care Ctr. Proj.) 4.35% tender 10/19/00 (MBIA Insured) (Liquidity Facility Chase Bank of Texas NA), CP mode	3,200,000	3,200,000
San Antonio Elec. & Gas Rev.:
Participating VRDN:
Series SG 105, 5.62% (Liquidity Facility Societe Generale) (a)(b)	30,100,000	30,100,000
Series SG 107, 5.62% (Liquidity Facility Societe Generale) (a)(b)	9,880,000	9,880,000
Series A, 4.65% 10/12/00, CP	17,400,000	17,400,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Texas - continued
San Antonio Hotel Occupancy Tax Rev. Participating VRDN Series SG 51, 5.62% (Liquidity Facility Societe Generale) (a)(b)	$ 2,100,000	$ 2,100,000
San Antonio Wtr. Rev. Participating VRDN Series Merlots 00 VV, 5.5% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(b)	2,300,000	2,300,000
Texas Dept. Hsg. & Cmnty. Affairs Mtg. Rev. Participating VRDN Series PT 9, 5.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,165,000	1,165,000
Texas Dept. Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Participating VRDN Series PA 126, 5.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	2,057,000	2,057,000
Texas Gen. Oblig.:
Participating VRDN Series FRRI 00 A18, 5.65% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(b)	12,000,000	12,000,000
TRAN 5.25% 8/31/01	27,200,000	27,428,987
Univ. of Texas Univ. Rev. Participating VRDN:
Series MSDW 98 97, 5.62% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(b)	7,400,000	7,400,000
Series SGA 79, 5.7% (Liquidity Facility Societe Generale) (a)(b)	3,700,000	3,700,000
		270,415,987
Utah - 1.0%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Participating VRDN Series PT 383, 5.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	9,995,000	9,995,000
Series 1997 B2, 4.3% 10/4/00, CP	1,700,000	1,700,000
Series 1998 B5:
4.2% 10/25/00, CP	3,000,000	3,000,000
4.3% 10/12/00, CP	2,600,000	2,600,000
		17,295,000
Virginia - 1.5%
Chesapeake Ind. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1985, 4.35% tender 10/6/00, CP mode	2,000,000	2,000,000
Chesterfield County Ind. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1985, 4.3% tender 10/6/00, CP mode	2,300,000	2,300,000
Louisa Ind. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1984, 4.4% tender 11/22/00, CP mode	4,000,000	4,000,000

	Principal Amount	Value (Note 1)
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Bonds Series B, 4.15%, tender 10/19/00	$ 2,300,000	$ 2,300,000
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Participating VRDN Series MSDW 00 218, 5.62% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(b)	9,290,000	9,290,000
York County Ind. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1985, 4.2% tender 10/13/00, CP mode	5,600,000	5,600,000
		25,490,000
Washington - 3.1%
King County Swr. Rev. Participating VRDN Series Merlots 00 E, 5.5% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(b)	1,800,000	1,800,000
Seattle Muni. Swr. Rev. Participating VRDN Series MSDW 00 236, 5.62% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(b)	12,097,500	12,097,500
Spokane Gen. Oblig. TRAN 4.75% 4/2/01	5,500,000	5,513,217
Tacoma Elec. Sys. Rev. Participating VRDN Series MSDW 00 219, 5.62% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(b)	5,265,000	5,265,000
Vancouver Washington Wtr. & Swr. Rev. Participating VRDN Series MSDW 00 260, 5.62% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(b)	2,500,000	2,500,000
Washington Gen. Oblig. Participating VRDN:
Series 004703, 5.62% (Liquidity Facility Citibank NA, New York) (a)(b)	9,140,000	9,140,000
Series 004704, 5.62% (Liquidity Facility Citibank NA, New York) (a)(b)	3,065,000	3,065,000
Series 004705, 5.5% (Liquidity Facility Citibank NA, New York) (a)(b)	3,600,000	3,600,000
Series MSDW 00 390, 5.62% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(b)	7,960,000	7,960,000
Series SGA 36, 5.7% (Liquidity Facility Societe Generale) (a)(b)	2,000,000	2,000,000
		52,940,717
West Virginia - 0.9%
Cabell County Life Care Facilities Rev. (Foster Foundation Proj.) Series 1998, 5.62%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	4,920,000	4,920,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
West Virginia - continued
Elkins Bldg. Commission Rev. (Davis & Elkins College Proj.) 5.62%, (Foster Foundation) LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	$ 5,670,000	$ 5,670,000
West Virginia Hosp. Fin. Auth. Rev. (WVHA Pooled Ln. Fing. Prog.) Series 2000 A, 5.53%, (Liquidity Facility Bank of Nova Scotia), (Liquidity Facility BNP Paribas SA), VRDN (a)	5,000,000	5,000,000
		15,590,000
Wisconsin - 1.2%
Green Bay School District BAN 5.15% 4/13/01	3,505,000	3,505,000
Milwaukee County Gen. Oblig.:
Participating VRDN Series FRRI 00 A8, 5.6% (Liquidity Facility Bank of New York NA) (a)(b)	10,800,000	10,800,000
TAN 4.75% 3/1/01	6,255,000	6,267,783
		20,572,783
Wyoming - 0.4%
Wyoming Cmnty. Dev. Auth. Participating VRDN Series Merlots 00 KK, 5.5% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (a)(b)	4,800,000	4,800,000
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Participating VRDN Series PT 112, 5.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,480,000	1,480,000
		6,280,000
TOTAL INVESTMENT PORTFOLIO - 99.5%		1,691,999,429
NET OTHER ASSETS - 0.5%		8,653,273
NET ASSETS - 100%		$ 1,700,652,702
Total Cost for Income Tax Purposes		$ 1,691,999,429
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Provides evidence of ownership in one or more underlying municipal bonds.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Harris County Hosp. District Rev. TRAN 4.54% 2/15/01	9/13/00	$ 5,800,000
Houston Hsg. Fin. Corp. Rfdg. Bonds Series PT 1, 4.4%, tender 2/22/01 (Liquidity Facility BNP Paribas SA)	9/7/00	$ 16,430,000
Minnesota Hsg. Fin. Agcy. Bonds (Residential Hsg. Fin. Prog.) Series PT 114, 4.4%, tender 2/22/01 (Liquidity Facility Merrill Lynch & Co., Inc.)	8/31/00	$ 9,440,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. These securities are subject to legal or contractual restrictions on resale. At the end of the period, restricted securities (excluding Rule 144A issues) amounted to $31,670,000 or 1.9% of net assets.

Income Tax Information
At May 31, 2000, the fund had a capital loss carryforward of approximately $380,000 of which $191,000 and $189,000 will expire on May 31, 2005 and 2008, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Portfolio

Financial Statements

Statement of Assets and Liabilities

	September 30, 2000 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule		$ 1,691,999,429
Cash		288,242
Interest receivable		12,766,955
Other receivables		56,165
Total assets		1,705,110,791
Liabilities
Distributions payable	$ 4,123,434
Accrued management fee	213,828
Distribution fees payable	21,863
Other payables and accrued expenses	98,964
Total liabilities		4,458,089
Net Assets		$ 1,700,652,702
Net Assets consist of:
Paid in capital		$ 1,701,213,859
Accumulated net realized gain (loss) on investments		(561,157)
Net Assets		$ 1,700,652,702
Class I: Net Asset Value, offering price and redemption price per share ($1,583,105,597 ÷ 1,583,575,278 shares)		$1.00
Class II: Net Asset Value, offering price and redemption price per share ($32,082,844 ÷ 32,092,362 shares)		$1.00
Class III: Net Asset Value, offering price and redemption price per share ($85,464,261 ÷ 85,489,616 shares)		$1.00

Statement of Operations

	Six months ended September 30, 2000 (Unaudited)
Interest Income		$ 41,586,785
Expenses
Management fee	$ 1,921,628
Transfer agent fees
Class I	213,500
Class II	3,893
Class III	11,262
Distribution fees
Class II	20,635
Class III	108,998
Accounting fees and expenses	116,272
Non-interested trustees' compensation	3,122
Custodian fees and expenses	37,242
Registration fees	80,565
Audit	12,898
Legal	3,423
Miscellaneous	656
Total expenses before reductions	2,534,094
Expense reductions	(500,472)	2,033,622
Net interest income		39,553,163
Net Realized Gain (Loss) on Investments		(14,947)
Net increase in net assets resulting from operations		$ 39,538,216

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2000 (Unaudited)	Year ended March 31, 2000
Increase (Decrease) in Net Assets
Operations Net interest income	$ 39,553,163	$ 67,029,311
Net realized gain (loss)	(14,947)	(339,128)
Net increase (decrease) in net assets resulting from operations	39,538,216	66,690,183
Distributions to shareholders from net interest income:
Class I	(37,352,995)	(61,397,342)
Class II	(545,822)	(1,287,490)
Class III	(1,654,346)	(4,344,479)
Total distributions	(39,553,163)	(67,029,311)
Share transactions - net increase (decrease) at net asset value of $1.00 per share:
Class I	(242,308,993)	(50,895,402)
Class II	6,149,051	2,362,874
Class III	(132,718,517)	169,396,895
Total share transactions	(368,878,459)	120,864,367
Total increase (decrease) in net assets	(368,893,406)	120,525,239
Net Assets
Beginning of period	2,069,546,108	1,949,020,869
End of period	$ 1,700,652,702	$ 2,069,546,108

Financial Highlights - Class I

	Six months ended September 30, 2000	Years ended March 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net interest income	.021	.033	.032	.035	.033	.036
Less Distributions
From net interest income	(.021)	(.033)	(.032)	(.035)	(.033)	(.036)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	2.10%	3.38%	3.28%	3.60%	3.40%	3.70%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,583,106	$ 1,825,452	$ 1,876,635	$ 2,135,884	$ 2,022,191	$ 1,806,918
Ratio of expenses to average net assets	.20% A, D	.20% D	.20% D	.20% D	.20% D	.19% D
Ratio of net interest income to average net assets	4.13% A	3.32%	3.24%	3.54%	3.34%	3.64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

	Six months ended September 30, 2000	Years ended March 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996 D
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net interest income	.020	.032	.031	.034	.032	.013
Less Distributions
From net interest income	(.020)	(.032)	(.031)	(.034)	(.032)	(.013)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	2.02%	3.22%	3.13%	3.44%	3.25%	1.34%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 32,083	$ 25,937	$ 23,579	$ 30,829	$ 60,247	$ 968
Ratio of expenses to average net assets	.35% A, E	.35% E	.35% E	.35% E	.35% E	.35% A, E
Ratio of net interest income to average net assets	3.97% A	3.13%	3.05%	3.41%	3.21%	3.17% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period November 6, 1995 (commencement of sale of Class II shares) to March 31, 1996.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

Financial Highlights - Class III

	Six months ended September 30, 2000	Years ended March 31,
Selected Per-Share Data	(Unaudited)	2000	1999	1998	1997	1996 D
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net interest income	.020	.031	.030	.033	.031	.013
Less Distributions
From net interest income	(.020)	(.031)	(.030)	(.033)	(.031)	(.013)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	1.97%	3.12%	3.03%	3.34%	3.14%	1.30%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 85,464	$ 218,157	$ 48,807	$ 37,272	$ 26,313	$ 988
Ratio of expenses to average net assets	.45% A, E	.45% E	.45% E	.45% E	.45% E	.45% A, E
Ratio of net interest income to average net assets	3.79% A	3.14%	2.98%	3.28%	3.09%	3.00% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period November 6, 1995 (commencement of sale of Class III shares) to March 31, 1996.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2000 (Unaudited)

1. Significant Accounting Policies.

Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, Money Market Portfolio and Tax-Exempt Portfolio (the funds) are funds of Colchester Street Trust (the trust). Each fund is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust.

Each fund offers Class I, Class II and Class III shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of each fund:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

Interest Income. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. For Tax-Exempt Portfolio, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Money Market Portfolio, non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity money market funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net interest income. Income dividends are declared separately for each class.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

When-Issued Securities. Each fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities is fixed at the time the transaction is negotiated. Each fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Joint Trading Account.

At the end of the period, certain funds had 20% or more of their total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The investments in repurchase agreements through the joint trading account are summarized as follows:

Summary of Joint Trading

Dated August 7, 2000, due December 1, 2000	6.50%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$200,000,000
Aggregate maturity amount of agreements	$204,188,889
Aggregate market value of transferred assets	$205,004,250
Coupon rates of transferred assets	6.13%
Maturity dates of transferred assets	8/15/07
Dated August 22, 2000, due November 15, 2000	6.46%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$250,000,000
Aggregate maturity amount of agreements	$253,813,194
Aggregate market value of transferred assets	$256,742,322
Coupon rates of transferred assets	4.75% to 11.75%
Maturity dates of transferred assets	5/15/01 to 2/15/10
Dated August 29, 2000, due November 28, 2000	6.45%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$250,000,000
Aggregate maturity amount of agreements	$254,076,042
Aggregate market value of transferred assets	$255,317,362
Coupon rates of transferred assets	0% to 12.00%
Maturity dates of transferred assets	2/8/01 to 8/15/26
Dated September 5, 2000, due November 3, 2000	6.56%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$500,000,000
Aggregate maturity amount of agreements	$505,375,556
Aggregate market value of transferred assets	$510,000,415
Coupon rates of transferred assets	6.75% to 7.13%
Maturity dates of transferred assets	5/17/01 to 6/15/10
Dated September 7, 2000, due November 6, 2000	6.54%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$250,000,000
Aggregate maturity amount of agreements	$252,725,000
Aggregate market value of transferred assets	$255,000,050
Coupon rates of transferred assets	6.80% to 7.13%
Maturity dates of transferred assets	7/12/01 to 6/15/10

Dated September 18, 2000, due November 22, 2000	6.53%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$500,000,000
Aggregate maturity amount of agreements	$505,895,139
Aggregate market value of transferred assets	$510,000,000
Coupon rates of transferred assets	5.50% to 10.50%
Maturity dates of transferred assets	1/1/01 to 9/1/30
Dated September 20, 2000, due March 12, 2001	6.45%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$350,000,000
Aggregate maturity amount of agreements	$360,848,541
Aggregate market value of transferred assets	$357,575,995
Coupon rates of transferred assets	4.63% to 14.00%
Maturity dates of transferred assets	12/31/00 to 2/15/29
Dated September 22, 2000, due March 21, 2001	6.45%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$250,000,000
Aggregate maturity amount of agreements	$258,062,500
Aggregate market value of transferred assets	$255,376,721
Coupon rates of transferred assets	5.63% to 15.75%
Maturity dates of transferred assets	11/30/00 to 5/15/30
Dated September 29, 2000, due October 2, 2000	6.51%
Number of dealers or banks	8
Maximum amount with one dealer or bank	50.5%
Aggregate principal amount of agreements	$1,011,054,000
Aggregate maturity amount of agreements	$1,011,602,141
Aggregate market value of transferred assets	$1,032,845,876
Coupon rates of transferred assets	0% to 15.75%
Maturity dates of transferred assets	10/5/00 to 5/15/30
Dated September 29, 2000, due October 2, 2000	6.54%
Number of dealers or banks	3
Maximum amount with one dealer or bank	64.9%
Aggregate principal amount of agreements	$385,403,000
Aggregate maturity amount of agreements	$385,613,094
Aggregate market value of transferred assets	$393,759,183
Coupon rates of transferred assets	4.88% to 8.75%
Maturity dates of transferred assets	3/31/01 to 5/15/30
Dated September 29, 2000, due October 2, 2000	6.54%
Number of dealers or banks	16
Maximum amount with one dealer or bank	18.7%
Aggregate principal amount of agreements	$7,388,269,000
Aggregate maturity amount of agreements	$7,392,295,879
Aggregate market value of transferred assets	$7,551,118,229
Coupon rates of transferred assets	0% to 15.75%
Maturity dates of transferred assets	10/5/00 to 5/15/30

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Joint Trading Account - continued

Summary of Joint Trading

Dated September 29, 2000, due October 2, 2000	6.67%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$250,000,000
Aggregate maturity amount of agreements	$250,138,959
Aggregate market value of transferred assets	$255,000,107
Coupon rates of transferred assets	5.44% to 7.00%
Maturity dates of transferred assets	7/15/03 to 2/1/29

4. Fees and Other Transactions with Affiliates.

Management Fee. As each fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .20% of the fund's average net assets.

Sub-Adviser Fee. As each fund's investment sub-adviser, Fidelity Investments Money Management, Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fees are paid prior to any voluntary expense reimbursements which may be in effect.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate distribution plans with respect to Class II and Class III shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each applicable class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class II	.15%
Class III	.25%

For the period the following amounts were retained by FDC:

	Class II	Class III
Treasury Only Portfolio	$ 469	$ 6,593
Treasury Portfolio	$ 4,138	$ 39,743
Government Portfolio	$ 766	$ 4,209
Domestic Portfolio	$ -	$ 4,663
Money Market Portfolio	$ 2,510	$ 4,511
Tax-Exempt Portfolio	$ 47	$ 1,923

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for the funds except for Tax-Exempt Portfolio. Citibank, N.A. (Citibank) is the custodian, transfer and shareholder servicing agent for Tax-Exempt Portfolio. Citibank has entered into a sub-contract with FIIOC to perform the activities associated with the transfer and shareholder servicing agent functions for Tax-Exempt Portfolio. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.

For the period, the transfer agent fees were equivalent to the following annualized rates as a percentage of average net assets:

	Class I	Class II	Class III
Treasury Only Portfolio	.03%	.03%	.03%
Treasury Portfolio	.02%	.02%	.02%
Government Portfolio	.02%	.03%	.03%
Domestic Portfolio	.03%	.03%	.03%
Money Market Portfolio	.02%	.02%	.03%
Tax-Exempt Portfolio	.02%	.03%	.03%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the accounting records for the funds except for Tax-Exempt Portfolio. Citibank also has a sub-contract with FSC to maintain Tax-Exempt Portfolio's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. Expense Reductions.

FMR voluntarily agreed to reimburse the funds' operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses, and 12b-1 fees payable by Class II and Class III of each fund) above an annual rate of .20% (.18% for Money Market) of average net assets. For the period, the reimbursement reduced expenses by the following:

	Class I	Class II	Class III
Treasury Only Portfolio	$ 270,995	$ 15,361	$ 37,828
Treasury Portfolio	$812,770	$ 76,437	$ 603,450
Government Portfolio	$ 1,317,358	$ 102,772	$ 239,605
Domestic Portfolio	$ 810,816	$ 122,420	$ 308,435
Money Market
Portfolio	$ 3,879,368	$ 43,730	$ 183,684
Tax-Exempt Portfolio	$ 452,638	$ 7,407	$ 22,790

In addition, certain funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. During the period, custodian fees were reduced by $13,955, $243, $1,621, $4,064 and $17,637 under this arrangement for Treasury Only, Government, Domestic, Money Market and Tax-Exempt Portfolios, respectively.

6. Beneficial Interest.

At the end of the period, FMR was record owner of more than 5% of the outstanding shares of Money Market Portfolio, and certain unaffiliated shareholders were each record owners of 10% or more of the total outstanding shares of the following funds:

Beneficial Interest
Fund	Number of Shareholders	% Ownership
Treasury Only Portfolio	1	12%
Treasury Portfolio	1	25%
Government Portfolio	1	13%
Domestic Portfolio	1	11%
Tax-Exempt Portfolio	2	24%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions.

Transactions for each class of shares were as follows:

	Six months ended September 30,	Year ended March 31,
	2000	2000
Treasury Only Portfolio Class I Shares sold	1,310,633,507	3,967,330,547
Reinvestment of distributions from net interest income	10,925,009	15,127,535
Shares redeemed	(1,288,420,247)	(3,798,937,455)
Net increase (decrease)	33,138,269	183,520,627
Treasury Only Portfolio Class II Shares sold	115,328,421	166,319,318
Reinvestment of distributions from net interest income	1,076,938	1,693,992
Shares redeemed	(108,907,975)	(173,334,570)
Net increase (decrease)	7,497,384	(5,321,260)
Treasury Only Portfolio Class III Shares sold	161,328,756	520,155,983
Reinvestment of distributions from net interest income	3,373,743	3,169,293
Shares redeemed	(169,550,696)	(463,083,114)
Net increase (decrease)	(4,848,197)	60,242,162
Treasury Portfolio Class I Shares sold	31,890,432,013	58,566,500,026
Reinvestment of distributions from net interest income	52,473,286	97,213,459
Shares redeemed	(31,832,697,433)	(58,137,676,355)
Net increase (decrease)	110,207,866	526,037,130
Treasury Portfolio Class II Shares sold	1,620,545,509	5,055,389,738
Reinvestment of distributions from net interest income	649,083	2,795,307
Shares redeemed	(1,719,255,217)	(4,957,407,451)
Net increase (decrease)	(98,060,625)	100,777,594
Treasury Portfolio Class III Shares sold	11,367,856,501	25,826,661,884
Reinvestment of distributions from net interest income	25,832,626	39,791,991
Shares redeemed	(11,064,425,681)	(25,663,979,705)
Net increase (decrease)	329,263,446	202,474,170
Government Portfolio Class I Shares sold	30,202,038,524	44,437,490,145
Reinvestment of distributions from net interest income	86,521,589	109,031,999
Shares redeemed	(30,440,524,768)	(43,410,140,493)
Net increase (decrease)	(151,964,655)	1,136,381,651
Government Portfolio Class II Shares sold	2,195,890,009	4,993,706,204
Reinvestment of distributions from net interest income	6,773,336	17,063,776
Shares redeemed	(2,318,421,148)	(4,923,045,293)
Net increase (decrease)	(115,757,803)	87,724,687
Government Portfolio Class III Shares sold	5,473,893,152	12,284,786,587
Reinvestment of distributions from net interest income	22,067,975	36,220,321
Shares redeemed	(5,468,836,734)	(12,061,202,281)
Net increase (decrease)	27,124,393	259,804,627

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Six months ended September 30,	Year ended March 31,
	2000	2000
Domestic Portfolio Class I Shares sold	29,758,420,462	40,236,172,462
Reinvestment of distributions from net interest income	76,382,651	103,375,051
Shares redeemed	(29,674,367,899)	(38,207,034,017)
Net increase (decrease)	160,435,214	2,132,513,496
Domestic Portfolio Class II Shares sold	7,060,802,916	3,987,065,006
Reinvestment of distributions from net interest income	9,462,197	14,240,075
Shares redeemed	(6,654,936,952)	(4,010,059,527)
Net increase (decrease)	415,328,161	(8,754,446)
Domestic Portfolio Class III Shares sold	6,002,910,237	8,925,159,763
Reinvestment of distributions from net interest income	38,916,674	37,582,062
Shares redeemed	(5,920,144,161)	(8,118,677,856)
Net increase (decrease)	121,682,750	844,063,969
Money Market Portfolio Class I Shares sold	65,097,941,750	137,392,990,056
Reinvestment of distributions from net interest income	323,022,190	462,354,895
Shares redeemed	(65,214,911,387)	(135,639,685,163)
Net increase (decrease)	206,052,553	2,215,659,788
Money Market Portfolio Class II Shares sold	1,439,989,503	2,631,694,505
Reinvestment of distributions from net interest income	4,593,130	6,672,931
Shares redeemed	(1,479,864,878)	(2,528,542,963)
Net increase (decrease)	(35,282,245)	109,824,473
Money Market Portfolio Class III Shares sold	3,267,947,464	7,357,732,082
Reinvestment of distributions from net interest income	18,030,383	28,127,227
Shares redeemed	(3,285,119,972)	(7,355,513,697)
Net increase (decrease)	857,875	30,345,612
Tax-Exempt Portfolio Class I Shares sold	3,370,278,405	7,236,350,790
Reinvestment of distributions from net interest income	10,797,933	13,948,536
Shares redeemed	(3,623,385,331)	(7,301,194,728)
Net increase (decrease)	(242,308,993)	(50,895,402)
Tax-Exempt Portfolio Class II Shares sold	48,137,373	376,606,072
Reinvestment of distributions from net interest income	375,844	1,118,042
Shares redeemed	(42,364,166)	(375,361,240)
Net increase (decrease)	6,149,051	2,362,874
Tax-Exempt Portfolio Class III Shares sold	161,205,449	491,472,336
Reinvestment of distributions from net interest income	1,371,776	4,075,144
Shares redeemed	(295,295,742)	(326,150,585)
Net increase (decrease)	(132,718,517)	169,396,895

Semiannual Report

Semiannual Report

Investment Advisor

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisor

Fidelity Investments Money Management, Inc.

Officers

Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Dwight D. Churchill, Vice President
Boyce I. Greer, Vice President
Robert K. Duby, Vice President - Money Market Portfolio
Robert A. Litterst, Vice President - Treasury Only Portfolio,
Treasury Portfolio and Government Portfolio
Norman U. Lind, Vice President - Tax-Exempt Portfolio
John J. Todd, Vice President - Domestic Portfolio and
Money Market Portfolio
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Maria F. Dwyer, Deputy Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

Board of Trustees

Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* Independent trustees

Advisory Board

J. Michael Cook

Abigail P. Johnson

Marie L. Knowles

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
Treasury Only Portfolio, Treasury Portfolio,
Government Portfolio, Domestic Portfolio
and Money Market Portfolio
Citibank N.A.
New York, NY
Tax-Exempt Portfolio

Custodians

The Bank of New York
New York, NY
Treasury Only Portfolio, Treasury Portfolio,
Government Portfolio, Domestic Portfolio
and Money Market Portfolio
Citibank, N.A.
New York, NY
Tax-Exempt Portfolio

FIMM-SANN-1199 88055
1.537280.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com